UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2019

Date of reporting period:	November 1, 2018 — April 30, 2019

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam INVESTMENTS

Putnam Global Income Trust

Semiannual report
4 | 30 | 19

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PGGIX

Putnam
Global Income
Trust

Semiannual report
4 | 30 | 19

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

June 7, 2019

Dear Fellow Shareholder:

If there is any lesson to be learned from constantly changing financial markets, it is the importance of positioning your investment portfolio for your long-term goals. We believe that one strategy is to diversify across different asset classes and investment approaches.

We also believe your mutual fund investment offers a number of advantages, including constant monitoring by experienced investment professionals who maintain a long-term perspective. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

Another key strategy, in our view, is seeking the counsel of a financial advisor. For over 80 years, Putnam has recognized the importance of professional investment advice. Your financial advisor can help in many ways, including defining and planning for goals such as retirement, evaluating the level of risk appropriate for you, and reviewing your investments on a regular basis and making adjustments as necessary.

As always, your fund’s Board of Trustees remains committed to protecting the interests of Putnam shareholders like you, and we thank you for investing with Putnam.

Investing in today’s bond markets requires a broad-based approach, the flexibility to exploit a range of sectors and opportunities, and a keen understanding of the complex global interrelationships that drive the markets. With support from more than 90 fixed-income professionals, the fund’s managers actively position the portfolio in securities from a broad range of sectors.

The fund’s management team has an average of more than 25 years of experience.

Putnam Global Income Trust invests in a number of sectors, from international sovereign debt and investment-grade corporate bonds to a wide range of mortgage-backed securities.

2 Global Income Trust

Investing for income from global sources

The fund provides exposure to a variety of currencies to seek to benefit from changes in exchange rates.

Fund allocations are shown as a percentage of the fund’s net assets as of 4/30/19. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time. For more information on current fund holdings, see pages 21–68.

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Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See below and pages 10–13 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* The fund’s benchmark, the Bloomberg Barclays Global Aggregate Bond Index, was introduced on 12/31/89, which post-dates the inception of the fund’s class A shares.

† Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/19. See above and pages 10–13 for additional fund performance information. Index descriptions can be found on page 18.

4 Global Income Trust

Bill is Chief Investment Officer of Fixed Income. He has an M.B.A. from the Haas School of Business, University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1988.

Michael J. Atkin; Robert L. Davis, CFA; Michael V. Salm; and Paul D. Scanlon, CFA are also Portfolio Managers of the fund.

Bill, what was the fund’s investment environment like during the reporting period?

Bond market sectors advanced for the six months ended April 30, 2019, as volatility early in the period settled down and the market rebounded during the first four months of 2019. Better-than-expected U.S. economic data and more optimism over U.S.–China trade negotiations bolstered investor sentiment and helped risk assets rally. Against this backdrop, credit spreads tightened, oil prices rallied, and the dollar strengthened. [Credit spreads are the yield advantage credit-sensitive bonds offer over comparable-maturity U.S. Treasuries. Bond prices rise as spreads tighten and decline as spreads widen.]

Sentiment improved considerably following comments from U.S. Federal Reserve Chair Jerome Powell that mild inflation would give the central bank greater flexibility to set policy in 2019. Market participants also welcomed Powell’s announcement that the Fed was not on a “pre-set” path to push its benchmark rate higher, after hiking rates every quarter in 2018.

After fluctuating in a fairly narrow range in January and February, bond yields around the

Global Income Trust 5

Allocations are shown as a percentage of the fund’s net assets as of 4/30/19. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

world declined in March. Central banks signaled that they were willing to keep interest rates low for longer than investors were expecting. In large part, the moves were spurred by signs of slowing economic growth, particularly in the eurozone and China. In the United States, however, where growth remained relatively steady, the Fed’s argument for potentially delaying rate increases until next year was strengthened by signs that inflationary pressures remained muted.

Investor risk appetite remained strong in April, supported by strong economic data and increased optimism over U.S.–China trade talks. U.S. Treasury yields rose slightly during the month, but remained below earlier-period levels.

Within this environment, mortgage credit, corporate credit — both high-yield and investment-grade — and emerging-market [EM] debt outperformed U.S. Treasuries and other government securities in both the United States and overseas.

The fund performed roughly in line with its benchmark and the average return of its Lipper peer group for the reporting period. Which holdings and strategies aided relative performance?

Our mortgage-credit positions were the biggest contributor versus the benchmark, rebounding strongly during the January-to-April 2019 period. Exposure to the mezzanine tiers of CMBX — an index that references a basket of commercial mortgage-backed securities [CMBS] issued in a particular year — added the most value. In addition to CMBX, the fund had exposure to CMBS (and indirectly to the underlying property types) via cash bonds. These holdings also moderately contributed this period.

6 Global Income Trust

By way of background, mezzanine CMBS are lower in the capital structure of a deal backed by a pool of commercial mortgage loans. They provide a yield advantage over higher-rated bonds along with meaningful principal protection.

Our active currency strategy also helped performance versus the benchmark, led by underweight exposure to the euro, which weakened versus the U.S. dollar during the period.

Our interest-rate and yield-curve positioning was another relative contributor. The fund’s longer-than-benchmark duration positioned it well for declining intermediate- and long-term yields in the eurozone and the United Kingdom. We also benefited as yield curves became flatter in those regions.

What about detractors?

Strategies targeting prepayment risk were the only notable relative detractors this period.

The yield on the 10-year U.S. Treasury — a key benchmark for mortgage rates — trended lower from early November to the end of March. Lower rates increased the incentive for homeowners to refinance their mortgages. This, in turn, heightened expectations for faster prepayment speeds on the mortgages underlying our holdings of agency interest-only collateralized mortgage obligations [IO CMOs].

Adverse results from our “mortgage basis” positioning — a strategy that seeks to exploit the yield differential between current-coupon, 30-year agency pass-throughs and 30-year Treasuries — also hampered our prepayment strategies.

How did you use derivatives during the period?

We used CMBX credit default swaps to gain exposure to CMBS. We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve, and

Credit qualities are shown as a percentage of the fund’s net assets as of 4/30/19. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Global Income Trust 7

to hedge the risk associated with the fund’s curve positioning. We also used interest-rate swaps to gain exposure to interest rates in various countries. Additionally, we utilized options to isolate the prepayment risks associated with our holdings of CMOs and to help manage the downside risk of these positions. We also used options to help hedge the fund’s interest-rate sensitivity. Lastly, we employed currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

What is your near-term outlook?

With the Fed, the European Central Bank, and several Asian central banks adopting a more flexible monetary policy stance, we think there could be an uptick in global economic growth. Various leading indicators are also suggesting this possibility. Overall, we expect the global growth trend to be steady, rather than accelerating.

There has been a considerable amount of press related to the yield curve inverting, meaning shorter-term interest rates become higher than longer-term rates. Historically, an inverted yield curve has preceded recessions by roughly 12 to 18 months. However, our research shows that about 30% of the time, there was no recession following an inversion of the yield curve.

Although the U.S. Treasury yield curve flattened and became slightly inverted at certain points during the second half of the period, we believe the risk of recession in the United States is quite low. In our view, supply-and-demand dynamics are having an outsized influence on the yield curve. For example, there is strong global demand for longer-term bonds to meet benefit obligations for retirees who are living considerably longer than in the past. Also, investors overseas have been buying U.S. bonds due to extremely low or even negative bond yields in other countries. As a result, we think the predictive value of an inverted yield curve in signaling recession may be weaker than in previous economic cycles.

This chart shows how the fund’s top currency holdings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Holdings and allocations may vary over time.

8 Global Income Trust

Given this outlook, how are you positioning the fund?

We continue to favor mortgage credit, prepayment risk, and corporate credit. In our view, the yield premiums provided by CMBS, agency IO CMOs, non-agency residential mortgage-backed securities, and investment-grade corporate bonds give the fund an attractive risk/reward profile.

After de-emphasizing interest-rate risk for many years, we are now taking a more neutral posture, rather than keeping the fund’s duration significantly shorter than that of the benchmark. As noted above, the fund benefited this period from having a duration that was longer than the benchmark. Given the late stage of both the economic and credit cycles, along with slowing economic growth, we don’t believe rates are likely to rise substantially over the intermediate term.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Global Income Trust 9

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2019, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R5, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/19

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (6/1/87)
Before sales charge	6.19%	76.74%	5.86%	6.45%	1.26%	6.79%	2.21%	0.90%	4.34%
After sales charge	6.06	69.67	5.43	2.20	0.44	2.52	0.83	–3.14	0.16
Class B (2/1/94)
Before CDSC	5.97	66.48	5.23	2.51	0.50	4.40	1.45	0.13	3.87
After CDSC	5.97	66.48	5.23	0.67	0.13	1.45	0.48	–4.81	–1.13
Class C (7/26/99)
Before CDSC	5.94	64.11	5.08	2.63	0.52	4.50	1.48	0.13	3.96
After CDSC	5.94	64.11	5.08	2.63	0.52	4.50	1.48	–0.86	2.96
Class M (3/17/95)
Before sales charge	5.90	72.48	5.60	5.25	1.03	6.03	1.97	0.68	4.26
After sales charge	5.79	66.87	5.25	1.83	0.36	2.58	0.85	–2.59	0.87
Class R (12/1/03)
Net asset value	5.93	72.48	5.60	5.24	1.03	6.09	1.99	0.65	4.21
Class R5 (7/2/12)
Net asset value	6.32	82.09	6.18	8.31	1.61	8.02	2.61	1.27	4.52
Class R6 (7/2/12)
Net asset value	6.34	82.91	6.22	8.65	1.67	8.13	2.64	1.34	4.57
Class Y (10/4/05)
Net asset value	6.31	81.34	6.13	7.89	1.53	7.68	2.50	1.14	4.46

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 4.00% and 3.25% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable. Performance for class R5 and R6 shares prior to their inception is derived from the historical performance

10 Global Income Trust

of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance reflects conversion to class A shares after eight years.

Class C share performance reflects conversion to class A shares after 10 years.

Comparative index returns For periods ended 4/30/19

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Bloomberg Barclays
Global Aggregate	—*	33.44%	2.93%	3.82%	0.75%	2.86%	0.94%	0.94%	4.28%
Bond Index
Lipper Global Income
Funds category	6.20%	50.90	4.11	7.35	1.40	6.15	1.99	1.82	4.44
average†

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* The fund’s benchmark, the Bloomberg Barclays Global Aggregate Bond Index, was introduced on 12/31/89, which post-dates the inception of the fund’s class A shares.

† Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 4/30/19, there were 209, 195, 171, 156, 92, and 1 fund(s), respectively, in this Lipper category.

Global Income Trust 11

Fund price and distribution information For the six-month period ended 4/30/19

Distributions	Class A		Class B	Class C	Class M		Class R	Class R5	Class R6	Class Y
Number	6		6	6	6		6	6	6	6
Income	$0.126		$0.082	$0.082	$0.112		$0.112	$0.147	$0.152	$0.140
Capital gains	—		—	—	—		—	—	—	—
Total	$0.126		$0.082	$0.082	$0.112		$0.112	$0.147	$0.152	$0.140
	Before	After	Net	Net	Before	After	Net	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value	value
10/31/18	$11.50	$11.98	$11.45	$11.45	$11.37	$11.75	$11.50	$11.50	$11.50	$11.50
4/30/19	11.87	12.36	11.81	11.82	11.74	12.13	11.87	11.87	11.87	11.87
Current rate	Before	After	Net	Net	Before	After	Net	Net	Net	Net
(end of	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
period)	charge	charge	value	value	charge	charge	value	value	value	value
Current
dividend rate[1]	2.12%	2.04%	1.32%	1.32%	1.84%	1.78%	1.82%	2.43%	2.63%	2.43%
Current
30-day
SEC yield
(with expense
limitation)[2,3]	N/A	2.00	1.34	1.34	N/A	1.77	1.83	2.44	2.50	2.33
Current
30-day
SEC yield
(without
expense
limitation)[3]	N/A	1.96	1.30	1.30	N/A	1.73	1.79	2.40	2.46	2.29

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 For a portion of the period, the fund had expense limitations, without which yields would have been lower.

3 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

12 Global Income Trust

Fund performance as of most recent calendar quarter Total return for periods ended 3/31/19

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (6/1/87)
Before sales charge	6.21%	84.93%	6.34%	7.21%	1.40%	9.14%	2.96%	–0.18%	2.91%
After sales charge	6.07	77.54	5.91	2.92	0.58	4.77	1.57	–4.17	–1.21
Class B (2/1/94)
Before CDSC	5.99	74.20	5.71	3.24	0.64	6.71	2.19	–0.95	2.44
After CDSC	5.99	74.20	5.71	1.39	0.28	3.71	1.22	–5.83	–2.56
Class C (7/26/99)
Before CDSC	5.96	71.75	5.56	3.28	0.65	6.82	2.22	–0.95	2.53
After CDSC	5.96	71.75	5.56	3.28	0.65	6.82	2.22	–1.92	1.53
Class M (3/17/95)
Before sales charge	5.92	80.39	6.08	5.83	1.14	8.30	2.69	–0.49	2.74
After sales charge	5.81	74.52	5.73	2.39	0.47	4.78	1.57	–3.72	–0.60
Class R (12/1/03)
Net asset value	5.95	80.49	6.08	5.91	1.15	8.44	2.74	–0.43	2.79
Class R5 (7/2/12)
Net asset value	6.33	90.36	6.65	8.90	1.72	10.31	3.33	0.11	3.01
Class R6 (7/2/12)
Net asset value	6.35	91.34	6.70	9.33	1.80	10.60	3.41	0.25	3.14
Class Y (10/4/05)
Net asset value	6.32	89.73	6.61	8.57	1.66	10.05	3.24	0.06	3.02

See the discussion following the fund performance table on page 10 for information about the calculation of fund performance.

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Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Net expenses for the fiscal
year ended 10/31/18*	1.22%	1.97%	1.97%	1.47%	1.47%	0.86%	0.80%	0.97%
Total annual operating
expenses for the fiscal year
ended 10/31/18	1.24%	1.99%	1.99%	1.49%	1.49%	0.88%	0.82%	0.99%
Annualized expense ratio
for the six-month period
ended 4/30/19	1.22%	1.97%	1.97%	1.47%	1.47%	0.86%	0.79%	0.97%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 2/28/20.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/18 to 4/30/19. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$6.18	$9.96	$9.96	$7.44	$7.44	$4.36	$4.01	$4.92
Ending value (after expenses)	$1,043.40	$1,038.70	$1,039.60	$1,042.60	$1,042.10	$1,045.20	$1,045.70	$1,044.60

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/19. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

14 Global Income Trust

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/19, use the following calculation method. To find the value of your investment on 11/1/18, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$6.11	$9.84	$9.84	$7.35	$7.35	$4.31	$3.96	$4.86
Ending value (after expenses)	$1,018.74	$1,015.03	$1,015.03	$1,017.50	$1,017.50	$1,020.53	$1,020.88	$1,019.98

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/19. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Global Income Trust 15

Consider these risks before investing

International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund concentrates on a limited group of industries and is non-diversified. Because the fund may invest in fewer issuers than a diversified fund, it is vulnerable to common economic forces and may result in greater losses and volatility. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund.

16 Global Income Trust

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R5 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering

Global Income Trust 17

different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

◦ Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed-income securities.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

CMBX Index is an unmanaged index that tracks the performance of a basket of CMBS issued in a particular year.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

18 Global Income Trust

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2019, Putnam employees had approximately $507,000,000 and the Trustees had approximately $71,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Global Income Trust 19

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

20 Global Income Trust

The fund’s portfolio 4/30/19 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (37.2%)*		amount	Value
Argentina (Republic of) sr. unsec. unsub. notes 6.875%,
1/26/27 (Argentina)		$780,000	$561,600
Argentina (Republic of) 144A sr. unsec. notes 7.125%,
8/1/27 (Argentina)		285,000	194,156
Australia (Government of) sr. unsec. bonds Ser. 133, 5.50%,
4/21/23 (Australia)	AUD	690,000	565,289
Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%,
4/21/37 (Australia)	AUD	200,000	174,062
Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%,
5/21/28 (Australia)	AUD	1,140,000	836,271
Australia (Government of) sr. unsec. notes Ser. 146, 1.75%,
11/21/20 (Australia)	AUD	580,000	411,234
Austria (Republic of) sr. unsec. bonds 1.50%, 2/20/47 (Austria)	EUR	190,000	234,308
Austria (Republic of) sr. unsec. notes 0.50%, 4/20/27 (Austria)	EUR	480,000	555,693
Austria (Republic of) sr. unsec. unsub. notes 3.65%,
4/20/22 (Austria)	EUR	200,000	251,956
Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%,
6/22/26 (Belgium)	EUR	620,000	742,262
Belgium (Kingdom of) sr. unsec. unsub. notes Ser. 65, 4.25%,
9/28/22 (Belgium)	EUR	360,000	468,982
Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%,
3/28/41 (Belgium)	EUR	410,000	726,343
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%,
1/7/25 (Brazil)		$480,000	485,400
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%,
3/16/24 (Argentina)		150,000	113,072
Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	471,000	458,097
Canada (Government of) unsec. notes 1.50%, 3/1/20 (Canada)	CAD	400,000	298,046
Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	570,000	153,992
Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)	DKK	1,760,000	299,393
France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	830,000	1,557,183
France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	150,000	287,169
France (Government of) unsec. bonds 3.25%, 5/25/45 (France)	EUR	30,000	48,746
France (Government of) unsec. bonds 3.25%, 10/25/21 (France)	EUR	1,330,000	1,632,593
France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,430,000	1,958,027
France (Government of) unsec. bonds 0.50%, 5/25/25 (France)	EUR	1,490,000	1,734,021
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	474,000	575,951
Hellenic (Republic of) sr. unsec. notes 3.45%, 4/2/24 (Greece)	EUR	285,000	337,173
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece) ††	EUR	36,000	40,020
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece) ††	EUR	36,000	40,298
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece) ††	EUR	95,000	106,843
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece) ††	EUR	597,541	677,327
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece) ††	EUR	656,903	750,966
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece) ††	EUR	44,000	50,694

Global Income Trust 21

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (37.2%)* cont.		amount	Value
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece) ††	EUR	338,000	$393,374
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece) ††	EUR	62,312	72,827
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece) ††	EUR	118,000	138,801
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece) ††	EUR	630,884	741,232
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		$1,235,000	1,239,621
Ireland (Republic of) unsec. bonds 2.00%, 2/18/45 (Ireland)	EUR	70,000	89,205
Ireland (Republic of) unsec. notes 5.40%, 3/13/25 (Ireland)	EUR	320,000	472,077
Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	2,038,000	3,027,089
Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	820,000	1,125,323
Italy (Republic of) sr. unsec. bonds 4.00%, 2/1/37 (Italy)	EUR	190,000	239,708
Italy (Republic of) sr. unsec. bonds 4.00%, 9/1/20 (Italy)	EUR	920,000	1,083,122
Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)	EUR	1,060,000	1,235,907
Italy (Republic of) sr. unsec. unsub. bonds 4.75%, 8/1/23 (Italy)	EUR	2,490,000	3,177,715
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS,
6.125%, 6/15/33 (Ivory Coast)		$335,000	304,013
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%,
7/23/24 (Ivory Coast)		300,000	292,125
Japan (Government of) sr. unsec. bonds Ser. 95, 2.30%,
6/20/27 (Japan)	JPY	370,000,000	3,977,014
Japan (Government of) sr. unsec. unsub. bonds Ser. 125, 2.20%,
3/20/31 (Japan)	JPY	265,000,000	2,988,402
Japan (Government of) sr. unsec. unsub. bonds Ser. 156, 0.40%,
3/20/36 (Japan)	JPY	267,000,000	2,454,713
Japan (Government of) sr. unsec. unsub. bonds Ser. 32, 2.30%,
3/20/40 (Japan)	JPY	407,000,000	5,046,243
Japan (Government of) sr. unsec. unsub. notes Ser. 318, 1.00%,
9/20/21 (Japan)	JPY	700,000,000	6,457,004
Japan (Government of) sr. unsec. unsub. notes Ser. 330, 0.80%,
9/20/23 (Japan)	JPY	650,000,000	6,082,733
Japan (Government of) sr. unsec. unsub. notes Ser. 346, 0.10%,
3/20/27 (Japan)	JPY	172,000,000	1,571,956
Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%,
3/20/51 (Japan)	JPY	215,000,000	2,834,827
Malaysia (Federation of) sr. unsec. notes Ser. 417, 3.899%,
11/16/27 (Malaysia)	MYR	2,710,000	656,004
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$1,281,000	1,408,547
Netherlands (Government of) unsec. bonds 3.75%,
1/15/42 (Netherlands)	EUR	210,000	392,121
Netherlands (Government of) unsec. bonds 2.25%,
7/15/22 (Netherlands)	EUR	490,000	598,552
Netherlands (Government of) unsec. notes Ser. REGS, 0.50%,
7/15/26 (Netherlands)	EUR	530,000	621,080
New Zealand (Government of) sr. unsec. notes Ser. 0425, 2.75%,
4/15/25 (New Zealand)	NZD	320,000	227,461
Norway (Government of) unsec. bonds Ser. 476, 3.00%,
3/14/24 (Norway)	NOK	1,760,000	218,606
Ontario (Province of) unsec. bonds 6.50%, 3/8/29 (Canada)	CAD	610,000	613,558

22 Global Income Trust

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (37.2%)* cont.		amount	Value
Ontario (Province of) unsec. bonds 4.00%, 6/2/21 (Canada)	CAD	1,690,000	$1,318,748
Ontario (Province of) unsec. notes 3.15%, 6/2/22 (Canada)	CAD	870,000	674,674
Poland (Government of) unsec. notes Ser. 0123, 2.50%,
1/25/23 (Poland)	PLN	1,980,000	524,553
Portugal (Republic of) sr. unsec. unsub. notes 2.875%,
7/21/26 (Portugal)	EUR	470,000	610,917
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		$200,000	206,790
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%,
3/21/29 (Russia)		200,000	199,500
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27
(South Africa)		310,000	301,910
South Africa (Republic of) unsec. bonds Ser. 2023, 7.75%, 2/28/23
(South Africa)	ZAR	11,140,000	779,663
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	350,000	636,631
Spain (Kingdom of) sr. unsec. bonds 4.20%, 1/31/37 (Spain)	EUR	150,000	234,291
Spain (Kingdom of) sr. unsec. notes 0.75%, 7/30/21 (Spain)	EUR	300,000	344,163
Spain (Kingdom of) sr. unsec. unsub. bonds 4.65%, 7/30/25 (Spain)	EUR	240,000	340,628
Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%,
10/31/46 (Spain)	EUR	20,000	26,148
Sweden (Government of) unsec. bonds Ser. 1053, 3.50%,
3/30/39 (Sweden)	SEK	420,000	66,118
Sweden (Government of) unsec. bonds Ser. 1054, 3.50%,
6/1/22 (Sweden)	SEK	7,010,000	828,321
Switzerland (Government of) unsec. bonds 4.00%,
4/8/28 (Switzerland)	CHF	420,000	576,496
Switzerland (Government of) unsec. bonds 2.00%,
5/25/22 (Switzerland)	CHF	530,000	564,251
Switzerland (Government of) unsec. bonds 1.50%,
4/30/42 (Switzerland)	CHF	150,000	190,402
Turkey (Republic of) unsec. bonds Ser. REGS, 6.25%,
5/23/33 (Senegal)		$245,000	236,119
United Kingdom Treasury unsec. bonds 4.00%, 1/22/60
(United Kingdom)	GBP	1,140,000	2,557,374
United Kingdom Treasury unsec. notes 2.75%, 9/7/24
(United Kingdom)	GBP	1,110,000	1,587,408
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		$420,000	432,099
United Mexican States sr. unsec. notes Ser. M 20, 10.00%,
12/5/24 (Mexico)	MXN	12,310,000	708,456
Uruguay (Republic of) sr. unsec. unsub. notes 4.375%,
10/27/27 (Uruguay)		$225,000	235,125
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25
(Venezuela) (In default) †		3,000	863
Total foreign government and agency bonds and notes (cost $82,936,167)			$81,289,775

	Principal
CORPORATE BONDS AND NOTES (31.0%)*	amount	Value
Basic materials (1.9%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes
3.50%, 5/8/24 (Germany)	$150,000	$150,556
Celanese US Holdings, LLC company guaranty sr. unsec. unsub.
notes 4.625%, 11/15/22 (Germany)	153,000	160,196
CF Industries, Inc. 144A company guaranty sr. notes
4.50%, 12/1/26	775,000	788,698

Global Income Trust 23

	Principal
CORPORATE BONDS AND NOTES (31.0%)* cont.	amount	Value
Basic materials cont.
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec.
unsub. notes 6.00%, 11/15/41 (Canada)	$187,000	$191,271
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.625%, 4/29/24	408,000	422,278
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.00%, 4/16/25	150,000	150,393
International Flavors & Fragrances, Inc. sr. unsec. notes
4.45%, 9/26/28	305,000	320,125
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	6,000	8,288
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	436,000	452,299
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	456,000	450,099
Westlake Chemical Corp. company guaranty sr. unsec. unsub.
bonds 4.375%, 11/15/47	69,000	62,542
Westlake Chemical Corp. company guaranty sr. unsec. unsub.
notes 3.60%, 8/15/26	535,000	524,945
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
8.20%, 1/15/30	229,000	302,594
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
7.95%, 2/15/31	58,000	75,478
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	156,000	209,204
		4,268,966
Capital goods (1.0%)
Johnson Controls International PLC sr. unsec. unsub. bonds
4.50%, 2/15/47	436,000	419,745
L3 Technologies, Inc. company guaranty sr. unsec. bonds
3.85%, 12/15/26	268,000	272,363
L3 Technologies, Inc. company guaranty sr. unsec. notes
4.40%, 6/15/28	130,000	137,069
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	270,000	265,522
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	520,000	524,932
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	495,000	492,289
		2,111,920
Communication services (3.1%)
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27 R	235,000	231,567
American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26 R	258,000	254,481
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	455,000	465,571
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	460,000	475,409
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. bonds 6.484%, 10/23/45	484,000	548,242
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. bonds 5.375%, 5/1/47	178,000	178,520
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. notes 4.908%, 7/23/25	118,000	125,045
Comcast Cable Communications Holdings, Inc. company
guaranty sr. unsec. notes 9.455%, 11/15/22	56,000	68,572
Comcast Corp. company guaranty sr. unsec. unsub. bonds
3.999%, 11/1/49	138,000	134,299

24 Global Income Trust

	Principal
CORPORATE BONDS AND NOTES (31.0%)* cont.	amount	Value
Communication services cont.
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.50%, 11/15/35	$60,000	$76,193
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	490,000	482,026
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28 R	290,000	289,364
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27 R	476,000	471,627
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47 R	336,000	334,908
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23 R	2,000	2,001
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27 R	367,000	388,506
Rogers Communications, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 3/15/43 (Canada)	150,000	155,203
Telefonica Emisiones SA company guaranty sr. unsec. bonds
4.895%, 3/6/48 (Spain)	630,000	622,668
Verizon Communications, Inc. sr. unsec. unsub. notes
4.329%, 9/21/28	950,000	1,016,063
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)	390,000	398,775
		6,719,040
Consumer cyclicals (3.1%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec.
notes 3.55%, 7/26/27 (Canada)	575,000	564,210
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	460,000	479,206
CBS Corp. company guaranty sr. unsec. bonds 4.20%, 6/1/29	445,000	451,100
CBS Corp. company guaranty sr. unsec. unsub. bonds
2.90%, 1/15/27	313,000	293,198
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24	275,000	285,881
General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 4.00%, 10/6/26	242,000	237,950
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec.
sub. notes 4.25%, 9/1/24	125,000	125,169
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
company guaranty sr. unsec. notes 4.875%, 4/1/27	655,000	664,006
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)	700,000	731,500
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%,
3/1/26 (United Kingdom)	164,000	163,795
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds
4.65%, 10/1/28	824,000	866,154
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	653,000	635,750
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes
3.60%, 4/15/26	146,000	145,696
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	630,000	633,938
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	268,000	263,310
Warner Media, LLC company guaranty sr. unsec. unsub. bonds
3.80%, 2/15/27	76,000	76,443
Warner Media, LLC company guaranty sr. unsec. unsub. bonds
2.95%, 7/15/26	128,000	122,753
		6,740,059
Consumer staples (1.4%)
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	635,000	623,888
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	41,215	44,575
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	265,302	312,155

Global Income Trust 25

	Principal
CORPORATE BONDS AND NOTES (31.0%)* cont.	amount	Value
Consumer staples cont.
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds
4.50%, 2/15/45	$12,000	$11,949
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
7.00%, 10/15/37	68,000	88,743
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
5.625%, 3/15/42	378,000	434,022
Keurig Dr Pepper, Inc. 144A company guaranty sr. unsec. notes
4.597%, 5/25/28	695,000	726,691
Keurig Dr Pepper, Inc. 144A company guaranty sr. unsec. unsub.
notes 4.417%, 5/25/25	100,000	104,410
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26	481,000	488,215
Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	185,000	178,956
		3,013,604
Energy (4.2%)
BP Capital Markets America, Inc. company guaranty sr. unsec.
unsub. notes 3.937%, 9/21/28	754,000	788,812
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.125%, 6/30/27	593,000	618,203
Concho Resources, Inc. company guaranty sr. unsec. notes
3.75%, 10/1/27	680,000	681,709
Energy Transfer Operating LP company guaranty sr. unsec. bonds
6.25%, 4/15/49	67,000	75,220
Energy Transfer Partners LP company guaranty sr. unsec. notes
5.875%, 1/15/24	653,000	712,795
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%,
perpetual maturity	442,000	419,900
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	355,000	375,486
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	480,000	453,017
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	36,000	43,766
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	174,000	194,149
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	534,000	574,718
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.125%, 1/17/22 (Brazil)	395,000	418,700
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.999%, 1/27/28 (Brazil)	105,000	107,363
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.299%, 1/27/25 (Brazil)	307,000	315,443
Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela) (In default) †	6,000	1,260
Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6.00%, 11/15/26 (Venezuela) (In default) †	155,000	33,661
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.50%, 3/13/27 (Mexico)	818,000	832,648
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
5.50%, 1/21/21 (Mexico)	625,000	638,861
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	20,000	20,258
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	491,000	522,906
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	4,000	3,940

26 Global Income Trust

	Principal
CORPORATE BONDS AND NOTES (31.0%)* cont.	amount	Value
Energy cont.
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	$290,000	$284,913
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%,
3/15/77 (Canada)	476,000	455,770
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	662,000	687,954
Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22	4,000	4,060
		9,265,512
Financials (8.0%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	705,000	727,150
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	100,000	96,577
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	425,000	460,594
American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58	414,000	501,975
Aon PLC company guaranty sr. unsec. unsub. notes
4.25%, 12/12/42	436,000	417,427
Banco Santander SA sr. unsec. unsub. notes 4.379%,
4/12/28 (Spain)	400,000	408,062
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	211,651
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%,
perpetual maturity	460,000	505,172
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	205,000	199,445
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	324,000	331,274
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	215,000	226,496
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	740,000	755,888
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	207,000	221,268
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	120,000	123,536
CBRE Services, Inc. company guaranty sr. unsec. notes
5.25%, 3/15/25	156,000	168,382
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
4.875%, 3/1/26	184,000	195,346
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	935,000	994,606
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	100,000	100,279
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	760,000	788,740
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	220,000	230,725
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	400,000	389,737
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual
maturity (Switzerland)	200,000	204,250
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%,
1/12/29 (Switzerland)	425,000	421,363
Digital Realty Trust LP company guaranty sr. unsec. bonds
4.45%, 7/15/28 R	690,000	720,735
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%,
4/17/28 (Canada)	825,000	824,519
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	66,000	64,928
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	1,135,000	1,159,505
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
3.85%, 1/26/27	262,000	263,953
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	9,000	11,087
Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30 R	281,000	263,433
Hospitality Properties Trust sr. unsec. unsub. notes
4.50%, 3/15/25 R	118,000	119,476

Global Income Trust 27

	Principal
CORPORATE BONDS AND NOTES (31.0%)* cont.	amount	Value
Financials cont.
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub.
bonds 7.80%, 3/15/37	$303,000	$362,085
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub.
FRN (BBA LIBOR USD 3 Month + 2.91%), 5.516%, 3/15/37	172,000	163,400
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	316,000	337,452
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes
8.875%, 6/1/39	508,000	794,410
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	230,000	286,350
OneAmerica Financial Partners, Inc. 144A sr. unsec. notes
7.00%, 10/15/33	30,000	36,270
Peachtree Corners Funding Trust 144A company guaranty sr.
unsec. unsub. bonds 3.976%, 2/15/25	100,000	101,868
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	32,000	33,520
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	182,000	185,413
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	68,000	88,557
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%,
1/27/26 (Canada)	127,000	135,268
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%,
5/18/29 (United Kingdom)	585,000	611,054
Teachers Insurance & Annuity Association of America 144A unsec.
sub. notes 6.85%, 12/16/39	136,000	186,007
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%,
9/15/31 (Canada)	209,000	206,356
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec.
notes 4.125%, 4/15/26 (Switzerland)	579,000	599,447
UBS Group Funding Switzerland AG company guaranty jr. unsec.
sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	300,000	310,397
VEREIT Operating Partnership LP company guaranty sr. unsec.
notes 4.60%, 2/6/24 R	465,000	482,535
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	276,000	363,055
		17,391,023
Health care (2.0%)
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	$253,000	255,568
Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds
3.70%, 6/6/27	422,000	420,224
CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48	269,000	265,424
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	450,000	437,748
Elanco Animal Health, Inc. 144A sr. unsec. notes 4.90%, 8/28/28	779,000	825,397
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	88,000	93,988
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	310,000	328,455
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	75,000	79,400
Omega Healthcare Investors, Inc. company guaranty sr. unsec.
notes 4.50%, 4/1/27 R	144,000	145,620
Omega Healthcare Investors, Inc. company guaranty sr. unsec.
unsub. notes 4.95%, 4/1/24 R	80,000	83,143
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	140,000	141,050
Shire Acquisitions Investments Ireland DAC company guaranty sr.
unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	352,000	342,615
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	385,000	401,545
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	485,000	495,589
		4,315,766

28 Global Income Trust

		Principal
CORPORATE BONDS AND NOTES (31.0%)* cont.		amount	Value
Supra-Nation (1.9%)
European Investment Bank sr. unsec. unsub. bonds 5.625%,
6/7/32 (Supra-Nation)	GBP	1,900,000	$3,605,844
European Investment Bank sr. unsec. unsub. notes Ser. EMTN,
4.125%, 4/15/24 (Supra-Nation)	EUR	450,000	613,860
			4,219,704
Technology (2.5%)
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24		$3,000	3,091
Broadcom Corp./Broadcom Cayman Finance, Ltd. company
guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		627,000	598,315
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. notes 6.02%, 6/15/26		594,000	643,580
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds
8.35%, 7/15/46		117,000	144,001
Fidelity National Information Services, Inc. sr. unsec. notes
3.00%, 8/15/26		34,000	32,939
Fidelity National Information Services, Inc. sr. unsec. sub. notes
Ser. 10Y, 4.25%, 5/15/28		331,000	343,130
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28		675,000	697,602
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		253,000	313,224
Microchip Technology, Inc. 144A company guaranty sr. notes
4.333%, 6/1/23		615,000	629,058
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46		268,000	268,690
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28		930,000	973,992
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27		275,000	267,722
Western Digital Corp. company guaranty sr. unsec. notes
4.75%, 2/15/26		605,000	583,825
			5,499,169
Transportation (0.2%)
Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19		20,697	21,217
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec.
bonds 3.40%, 11/15/26		287,000	273,070
Southwest Airlines Co. Pass Through Trust pass-through
certificates Ser. 07-1, Class A, 6.15%, 8/1/22		103,036	108,280
United Airlines, Inc. Pass-Through Trust pass-through certificates
Ser. 07-1, Class A, 6.636%, 7/2/22		22,069	23,188
United Airlines, Inc. Pass-Through Trust pass-through certificates
Ser. 14-2, Class A, 3.75%, 9/3/26		132,238	134,032
			559,787
Utilities and power (1.7%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		270,000	280,800
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J,
4.30%, 12/1/28		305,000	324,115
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		195,000	201,862
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub.
notes 8.375%, 6/15/32		84,000	109,720
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		164,000	170,852
Enterprise Products Operating, LLC company guaranty sr. unsec.
unsub. bonds 4.25%, 2/15/48		110,000	107,843
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes
5.45%, 7/15/44		830,000	937,917

Global Income Trust 29

	Principal
CORPORATE BONDS AND NOTES (31.0%)* cont.	amount	Value
Utilities and power cont.
Iberdrola International BV company guaranty sr. unsec. unsub.
bonds 6.75%, 7/15/36 (Spain)	$155,000	$194,295
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	175,000	176,955
Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 5.40%, 9/1/44	250,000	260,826
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes
3.15%, 1/15/23	2,000	2,004
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec.
sub. FRB 4.80%, 12/1/77	320,000	288,000
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD
3 Month + 2.11%), 4.796%, 5/15/67	664,000	574,360
		3,629,549
Total corporate bonds and notes (cost $66,196,406)		$67,734,099

	Principal
MORTGAGE-BACKED SECURITIES (24.1%)*	amount	Value
Agency collateralized mortgage obligations (7.8%)
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 4.177%,
10/25/27 (Bermuda)	$425,992	$435,364
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 3.827%,
8/25/28 (Bermuda)	545,000	545,818
Eagle RE, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR
+ 1.70%), 4.177%, 11/25/28	750,000	756,797
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%),
15.844%, 4/15/37	10,378	15,420
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%),
14.73%, 11/15/35	35,348	51,187
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%),
14.115%, 12/15/36	19,185	25,288
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%),
12.442%, 3/15/35	42,003	53,516
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%),
10.626%, 6/15/34	23,922	27,286
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3,
(1 Month US LIBOR + 4.75%), 7.227%, 10/25/24	365,137	401,238
Ser. 3707, Class PI, IO, 4.50%, 7/15/25	73,074	2,893
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2,
(1 Month US LIBOR + 1.95%), 4.427%, 5/25/25	158,712	161,259
IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%),
4.227%, 7/15/40	1,356,109	153,713
Ser. 4355, Class DI, IO, 4.00%, 3/15/44	1,416,290	177,057
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	944,673	123,602
Ser. 4369, Class IA, IO, 3.50%, 7/15/44	1,476,890	278,631
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	1,913,808	196,835
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	4,637,114	393,111
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	1,592,916	130,588
Ser. 3300, PO, zero %, 2/15/37	2,570	2,190
Ser. 3326, Class WF, zero %, 10/15/35 W	1,602	1,226

30 Global Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (24.1%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%),
15.486%, 3/25/36	$26,322	$39,933
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%),
15.119%, 6/25/37	29,033	41,450
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%),
12.82%, 8/25/35	19,033	24,088
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2,
(1 Month US LIBOR + 6.00%), 8.477%, 9/25/28	333,192	378,373
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
(1 Month US LIBOR + 5.00%), 7.477%, 7/25/25	70,181	77,171
Ser. 15-28, IO, 5.50%, 5/25/45	1,926,138	405,240
Ser. 17-113, IO, 5.00%, 1/25/38	1,167,883	169,499
IFB Ser. 12-116, Class SA, IO, ((-1 x 1 Month US LIBOR) + 7.20%),
4.723%, 10/25/42	1,538,205	314,783
IFB Ser. 10-46, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%),
3.973%, 5/25/40	290,536	47,366
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1,
(1 Month US LIBOR + 1.35%), 3.827%, 1/25/29	21,412	21,425
IFB Ser. 12-103, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.00%),
3.523%, 9/25/42	1,574,853	229,771
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	1,117,045	128,851
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	1,057,424	102,728
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	2,273,676	138,053
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	2,190,838	148,035
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	2,427,984	108,215
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	1,978,513	155,460
Ser. 07-64, Class LO, PO, zero %, 7/25/37	2,500	2,266
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	1,209,422	266,073
Ser. 18-21, Class IN, IO, 5.00%, 2/20/48	783,243	155,121
Ser. 14-76, IO, 5.00%, 5/20/44	621,055	130,643
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	1,248,407	250,593
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	207,267	44,974
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	425,123	92,847
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	134,252	29,352
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	1,587,425	326,205
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	615,569	73,327
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	1,214,183	251,943
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	1,902,191	398,096
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,014,808	204,697
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	721,143	146,313
Ser. 16-19, Class PI, IO, 4.00%, 2/20/46	1,394,744	252,630
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45	2,756,452	405,722
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45	1,293,143	198,821
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	1,531,605	253,781
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	438,200	72,699
IFB Ser. 10-171, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%),
3.973%, 12/16/40	955,220	169,704

Global Income Trust 31

		Principal
MORTGAGE-BACKED SECURITIES (24.1%)* cont.		amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
3.669%, 3/20/43		$1,838,523	$188,099
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45		2,546,626	342,776
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42		720,007	112,026
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42		1,238,077	221,069
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41		1,075,153	94,169
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40		633,412	19,623
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39		1,294,659	82,729
Ser. 17-H04, Class BI, IO, 2.535%, 2/20/67 W		3,304,132	437,798
Ser. 17-H02, Class BI, IO, 2.341%, 1/20/67 W		3,563,854	424,206
Ser. 16-H23, Class NI, IO, 2.232%, 10/20/66 W		4,476,186	491,485
Ser. 16-H16, Class EI, IO, 2.213%, 6/20/66 W		3,580,151	378,780
Ser. 17-H11, Class NI, IO, 2.19%, 5/20/67 W		3,728,318	409,026
Ser. 16-H13, Class EI, IO, 2.183%, 4/20/66		2,722,561	292,675
Ser. 16-H20, Class NI, IO, 2.084%, 9/20/66 W		2,088,372	211,448
Ser. 17-H19, Class MI, IO, 2.042%, 4/20/67 W		2,239,865	249,297
Ser. 15-H09, Class AI, IO, 2.021%, 4/20/65 W		5,442,870	446,860
Ser. 15-H03, Class DI, IO, 1.968%, 1/20/65 W		4,591,488	391,654
Ser. 15-H26, Class DI, IO, 1.891%, 10/20/65 W		2,510,284	240,817
Ser. 16-H07, Class HI, IO, 1.842%, 2/20/66 W		3,651,118	326,552
Ser. 16-H01, Class AI, IO, 1.762%, 1/20/66 W		2,197,825	181,321
Ser. 15-H26, Class EI, IO, 1.723%, 10/20/65 W		2,864,745	244,936
Ser. 14-H21, Class AI, IO, 1.628%, 10/20/64 W		2,851,886	230,971
Ser. 15-H25, Class AI, IO, 1.604%, 9/20/65 W		2,834,464	214,286
Ser. 14-H12, Class BI, IO, 1.56%, 5/20/64 W		3,758,029	274,156
Ser. 16-H25, Class GI, IO, 1.497%, 11/20/66 W		3,844,775	177,921
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR
+ 1.60%), 4.077%, 10/25/28 (Bermuda)		294,000	296,481
			17,170,428
Commercial mortgage-backed securities (10.7%)
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.374%, 7/10/42 W		5,189	—
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51 W		1,017,331	10
Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, zero %, 7/25/23	CAD	1,051,917	—
Ser. 07-CD1A, IO, zero %, 3/25/21	CAD	190,952	—
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.283%, 3/11/39 W		$546,694	388,071
FRB Ser. 06-PW11, Class C, 5.283%, 3/11/39 (In default) † W		207,154	26,157
FRB Ser. 06-PW14, Class X1, IO, 0.503%, 12/11/38 W		145,151	1,489
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO,
zero %, 11/15/44 W		287,911	3
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E,
5.948%, 12/15/47 W		1,053,000	1,048,013
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS,
4.026%, 5/10/47		682,000	706,430
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5,
Class XC, IO, 0.695%, 10/15/49 W		3,394,141	136

32 Global Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (24.1%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.915%, 5/10/47 W	$642,000	$665,899
FRB Ser. 14-CR18, Class C, 4.906%, 7/15/47 W	393,000	403,710
FRB Ser. 14-UBS6, Class C, 4.603%, 12/10/47 W	243,000	243,382
Ser. 12-CR2, Class AM, 3.791%, 8/15/45	356,000	363,241
FRB Ser. 14-UBS6, Class XA, IO, 1.088%, 12/10/47 W	9,653,496	364,844
FRB Ser. 15-LC21, Class XA, IO, 0.913%, 7/10/48 W	12,544,925	405,750
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2,
Class AX, IO, 0.049%, 1/15/49 W	710,503	—
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB
Ser. 03-C3, Class AX, IO, 2.215%, 5/15/38 W	38,323	532
Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 06-C4,
Class AX, IO, 0.876%, 9/15/39 W	59,623	1
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C,
4.437%, 4/15/50 W	819,000	833,112
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.506%, 12/15/49 W	822,000	825,884
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.516%, 8/10/44 W	1,504,000	1,555,885
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1,
Class XC, IO, 0.27%, 12/10/49 W	5,907,272	4,045
GS Mortgage Securities Trust FRB Ser. 13-GC10, Class XA, IO,
1.661%, 2/10/46 W	7,908,598	449,050
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.197%, 8/10/43 W	428,000	432,922
FRB Ser. 12-GC6, Class D, 5.84%, 1/10/45 W	148,000	150,993
FRB Ser. 11-GC3, Class D, 5.825%, 3/10/44 W	280,000	286,894
FRB Ser. 13-GC16, Class D, 5.488%, 11/10/46 W	320,000	339,877
FRB Ser. 13-GC10, Class E, 4.543%, 2/10/46 W	650,000	537,204
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.71%, 9/15/47 W	310,000	308,828
FRB Ser. 15-C33, Class XA, IO, 1.143%, 12/15/48 W	3,807,466	199,283
FRB Ser. 14-C22, Class XA, IO, 1.012%, 9/15/47 W	10,449,674	380,247
FRB Ser. 13-C12, Class XA, IO, 0.618%, 7/15/45 W	22,079,367	367,555
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 12-C6, Class AS, 4.117%, 5/15/45	239,000	246,089
Ser. 13-C10, Class AS, 3.372%, 12/15/47	163,000	162,845
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	286,000	286,841
FRB Ser. 13-LC11, Class XA, IO, 1.405%, 4/15/46 W	4,181,648	188,174
FRB Ser. 13-C16, Class XA, IO, 1.111%, 12/15/46 W	9,163,469	326,965
FRB Ser. 06-CB17, Class X, IO, 0.841%, 12/12/43 W	596,818	8,170
FRB Ser. 07-LDPX, Class X, IO, 0.331%, 1/15/49 W	2,273,917	23
FRB Ser. 06-LDP8, Class X, IO, 0.285%, 5/15/45 W	2,452,856	2,810
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.32%, 5/15/45 W	1,313,000	1,207,365
FRB Ser. 12-C8, Class D, 4.806%, 10/15/45 W	1,260,000	1,249,545
FRB Ser. 12-LC9, Class D, 4.529%, 12/15/47 W	251,000	253,333
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51 W	332,660	3
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO,
0.482%, 2/15/40 W	25,004	2

Global Income Trust 33

	Principal
MORTGAGE-BACKED SECURITIES (24.1%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.774%, 9/15/39 W	$1,255,387	$14,664
FRB Ser. 07-C2, Class XCL, IO, 0.482%, 2/15/40 W	160,257	14
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C,
3.273%, 4/20/48 W	603,000	553,108
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X,
IO, 6.169%, 12/15/49 W	21,238	26
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class C, 4.613%, 8/15/47 W	591,000	588,150
Ser. 14-C18, Class C, 4.489%, 10/15/47 W	495,000	512,471
Ser. 12-C5, Class AS, 3.792%, 8/15/45	850,000	864,690
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB
Ser. 12-C6, Class D, 4.763%, 11/15/45 W	278,000	283,343
Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C,
5.558%, 2/12/44 W	176,388	48,447
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D,
5.288%, 7/15/49 W	185,000	186,688
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO,
1.219%, 12/15/50 W	3,873,593	261,746
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4,
Class XA, IO, 1.785%, 12/10/45 W	2,569,422	118,697
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.409%, 10/15/44 W	177,993	176,381
FRB Ser. 07-C34, IO, 0.123%, 5/15/46 W	280,022	8
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.421%, 7/15/46 W	363,000	359,129
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	418,000	403,978
FRB Ser. 16-LC25, Class XA, IO, 1.157%, 12/15/59 W	3,048,397	155,824
WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387%, 12/15/46 W	799,000	838,886
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46 W	525,000	546,919
Ser. 13-C11, Class AS, 3.311%, 3/15/45	206,000	206,837
FRB Ser. 13-C14, Class XA, IO, 0.87%, 6/15/46 W	12,981,741	337,525
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.861%, 11/15/44 W	453,000	460,060
FRB Ser. 11-C2, Class D, 5.839%, 2/15/44 W	447,000	455,729
Ser. 11-C4, Class E, 5.397%, 6/15/44 W	274,000	266,070
FRB Ser. 12-C10, Class D, 4.589%, 12/15/45 W	298,000	265,220
FRB Ser. 12-C10, Class XA, IO, 1.708%, 12/15/45 W	3,828,333	180,184
		23,306,406
Residential mortgage-backed securities (non-agency) (5.6%)
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR
+ 0.30%), 2.777%, 9/25/45	234,191	224,823
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4,
(1 Month US LIBOR + 0.24%), 2.717%, 6/25/36	180,000	166,500
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A,
4.916%, 5/25/35 W	371,547	382,658

34 Global Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (24.1%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%),
3.405%, 8/25/46	$238,914	$222,194
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%),
3.385%, 6/25/46	523,163	474,644
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR + 0.35%),
2.827%, 8/1/36	415,027	268,921
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%),
2.667%, 8/25/46	492,442	424,559
Federal Home Loan Mortgage Corporation FRB Ser. 16-DNA3,
Class M3, (1 Month US LIBOR + 5.00%), 7.477%, 12/25/28	827,000	935,552
Federal Home Loan Mortgage Corporation 144A Structured
Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2, (1 Month
US LIBOR + 2.65%), 5.127%, 1/25/49	44,000	45,335
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
(1 Month US LIBOR + 5.90%), 8.377%, 10/25/28	155,840	176,112
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 8.177%, 4/25/28	236,350	268,501
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
(1 Month US LIBOR + 5.55%), 8.027%, 4/25/28	1,174,811	1,308,153
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2,
(1 Month US LIBOR + 5.30%), 7.777%, 10/25/28	378,000	430,517
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2,
(1 Month US LIBOR + 4.30%), 6.777%, 2/25/25	297,809	322,849
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
(1 Month US LIBOR + 4.00%), 6.477%, 5/25/25	123,716	133,102
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2,
(1 Month US LIBOR + 2.35%), 4.827%, 1/25/31	78,000	78,993
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36 W	1,205,470	646,632
MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13, Class 3A7,
4.451%, 11/21/34 W	301,357	307,384
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2,
4.444%, 2/25/35 W	168,075	173,687
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1,
3.309%, 8/26/47 W	170,000	166,447
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A,
Class A1M, (1 Month US LIBOR + 0.90%), 3.377%, 1/25/48	180,511	182,654
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1,
(1 Month US LIBOR + 0.52%), 2.997%, 3/25/34	215,015	214,273
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10,
(1 Month US LIBOR + 0.90%), 3.377%, 11/25/34	1,120,805	1,121,289
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%),
3.327%, 5/25/47	403,943	337,725
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%),
2.657%, 1/25/37	244,556	226,486
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.116%, 9/25/35 W	228,178	230,556
FRB Ser. 05-AR12, Class 1A8, 4.017%, 10/25/35 W	640,449	638,049
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%),
3.446%, 7/25/45	501,721	494,897

Global Income Trust 35

	Principal
MORTGAGE-BACKED SECURITIES (24.1%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A1B, (1 Month US LIBOR + 0.78%),
3.266%, 1/25/45	$277,705	$272,151
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%),
2.967%, 10/25/45	319,969	319,468
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.37%),
2.847%, 1/25/45	434,239	432,545
FRB Ser. 05-AR19, Class A1B3, (1 Month US LIBOR + 0.35%),
2.827%, 12/25/45	189,981	184,588
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 5.202%, 4/25/36 W	191,379	193,293
FRB Ser. 06-AR2, Class 1A1, 4.908%, 3/25/36 W	187,764	187,552
		12,193,089
Total mortgage-backed securities (cost $52,983,970)		$52,669,923

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (17.6%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.6%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 5/1/49	$3,000,000	$3,111,094
4.00%, TBA, 5/1/49	2,000,000	2,059,375
3.50%, TBA, 5/1/49	1,000,000	1,016,406
3.50%, with due dates from 11/20/47 to 1/20/48	1,919,674	1,958,029
3.00%, TBA, 5/1/49	2,000,000	1,994,844
		10,139,748
U.S. Government Agency Mortgage Obligations (13.0%)
Federal National Mortgage Association Pass-Through Certificates
4.50%, TBA, 5/1/49	3,000,000	3,121,172
4.00%, TBA, 6/1/49	5,000,000	5,127,539
4.00%, TBA, 5/1/49	5,000,000	5,130,860
3.50%, TBA, 5/1/49	8,000,000	8,071,875
3.00%, TBA, 5/1/49	7,000,000	6,917,422
		28,368,868
Total U.S. government and agency mortgage obligations (cost $38,573,235)		$38,508,616

	Principal
U.S. TREASURY OBLIGATIONS (0.2%)*	amount	Value
U.S. Treasury Notes
1.75%, 9/30/22 [i]	$240,000	$236,431
1.75%, 9/30/19 [i]	110,000	109,838
Total U.S. treasury obligations (cost $346,269)		$346,269

	Principal
ASSET-BACKED SECURITIES (2.2%)*	amount	Value
loanDepot Station Place Agency Securitization Trust 144A FRB
Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.277%, 11/25/50	$329,000	$329,000
Mello Warehouse Securitization Trust 144A FRB Ser. 18-W1,
Class A, (1 Month US LIBOR + 0.85%), 3.327%, 11/25/51	1,201,000	1,201,000

36 Global Income Trust

	Principal
ASSET-BACKED SECURITIES (2.2%)* cont.	amount	Value
Station Place Securitization Trust 144A
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%),
3.181%, 9/24/19	$831,000	$831,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%),
3.181%, 7/24/19	1,000,000	1,000,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%),
zero %, 6/24/20	996,000	996,000
Toorak Mortgage Corp. 144A Ser. 19-1, Class A1, 4.336%, 3/25/22	490,000	492,450
Total asset-backed securities (cost $4,846,999)		$4,849,450

PURCHASED SWAP OPTIONS OUTSTANDING (1.4%)*
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Bank of America N.A.
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		$1,859,600	$153,026
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		1,859,600	137,071
Citibank, N.A.
2.226/3 month USD-LIBOR-BBA/May-24	May-19/2.226		4,162,300	5,161
(2.406)/3 month USD-LIBOR-BBA/May-24	May-19/2.406		4,162,300	4,828
Goldman Sachs International
0.025/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.025	EUR	15,443,200	67,206
-0.065/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/-0.065	EUR	15,443,200	37,933
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		$372,600	20,057
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		372,600	17,792
(2.458)/3 month USD-LIBOR-BBA/Jul-20	Jul-19/2.458		3,715,700	2,787
(2.658)/3 month USD-LIBOR-BBA/Jul-20	Jul-19/2.658		7,431,400	743
(2.3975)/3 month USD-LIBOR-BBA/May-24	May-19/2.3975		4,162,300	250
2.1975/3 month USD-LIBOR-BBA/May-24	May-19/2.1975		4,162,300	42
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		6,153,900	415,634
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	3,889,000	338,396
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	1,551,000	281,728
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		$4,923,100	265,207
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	87,584
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	85,226
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	73,337
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	71,393
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		6,153,900	62,893
1.288/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	532,300	35,517
(1.288)/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	532,300	12,144
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		$4,923,100	8,222
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095		12,307,700	862
Morgan Stanley & Co. International PLC
3.02/3 month USD-LIBOR-BBA/Aug-20	Aug-19/3.02		36,336,900	208,937
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		1,590,200	186,562
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		1,590,200	184,225
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		1,590,200	184,209
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		701,800	25,209
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		701,800	24,844
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		701,800	13,454

Global Income Trust 37

PURCHASED SWAP OPTIONS OUTSTANDING (1.4%)* cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Morgan Stanley & Co. International PLC cont.
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764	$701,800	$13,418
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975	12,307,700	862
Total purchased swap options outstanding (cost $2,772,085)			$3,026,759

PURCHASED OPTIONS	Expiration
OUTSTANDING (—)*	date/strike	Notional		Contract
Counterparty	price	amount		amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.37	$4,547,048	GBP	3,487,000	$7,985
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 4.00% TBA
commitments (Call)	May-19/102.56	5,000,000		$5,000,000	6,130
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/101.19	4,000,000		4,000,000	12,656
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/100.71	4,000,000		4,000,000	11,250
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/101.07	4,000,000		4,000,000	8,956
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/100.52	4,000,000		4,000,000	7,636
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/99.21	4,000,000		4,000,000	938
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/99.02	4,000,000		4,000,000	360
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/99.69	4,000,000		4,000,000	4
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/99.57	4,000,000		4,000,000	4
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	May-19/100.98	17,000,000		17,000,000	17,323
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	May-19/99.63	19,000,000		19,000,000	1,102
Total purchased options outstanding (cost $245,397)					$74,344

	Principal amount/
SHORT-TERM INVESTMENTS (4.0%)*		shares	Value
Putnam Short Term Investment Fund 2.60% L	Shares	5,602,732	$5,602,732
U.S. Treasury Bills 2.547%, 6/13/19 # ∆ §		$1,775,000	1,769,932
U.S. Treasury Bills 2.533%, 6/6/19 ∆ §		168,000	167,600

38 Global Income Trust

	Principal
SHORT-TERM INVESTMENTS (4.0%)* cont.	amount	Value
U.S. Treasury Bills 2.528%, 6/20/19 §	$101,000	$100,666
U.S. Treasury Bills 2.504%, 8/15/19 §	25,000	24,825
U.S. Treasury Bills 2.456%, 5/16/19 # ∆ §	583,000	582,418
U.S. Treasury Bills 2.441%, 5/14/19 #	261,000	260,775
U.S. Treasury Bills 2.427%, 8/8/19 ∆ §	235,000	233,464
U.S. Treasury Bills 2.409%, 5/23/19 ∆ §	31,000	30,955
Total short-term investments (cost $8,773,144)		$8,773,367

TOTAL INVESTMENTS
Total investments (cost $257,673,672)		$257,272,602

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD/$	United States Dollar
ZAR	South African Rand

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
PO	Principal Only

Global Income Trust 39

REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2018 through April 30, 2019 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $218,293,763.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $402,418 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $507,159 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,052,092 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $32,631,820 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

40 Global Income Trust

DIVERSIFICATION BY COUNTRY ⌂

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	60.9%	Switzerland	1.1%
Japan	12.2	Brazil	0.8
Italy	3.8	Australia	0.8
France	3.5	Belgium	0.8
Canada	2.8	Netherlands	0.6
United Kingdom	2.2	Bermuda	0.5
Supra-Nation	1.6	Indonesia	0.5
Mexico	1.6	Other	3.6
Greece	1.5	Total	100.0%
Spain	1.2

⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

FORWARD CURRENCY CONTRACTS at 4/30/19 (aggregate face value $119,644,462) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	7/17/19	$881,530	$891,241	$(9,711)
	Canadian Dollar	Sell	7/17/19	1,020,769	1,029,713	8,944
	Czech Koruna	Buy	6/19/19	245,833	250,051	(4,218)
	Euro	Sell	6/19/19	2,079,721	2,131,099	51,378
	Hong Kong Dollar	Buy	5/15/19	63,774	63,813	(39)
	Hong Kong Dollar	Sell	5/15/19	63,774	63,811	37
	Japanese Yen	Buy	5/15/19	2,029,669	2,040,208	(10,539)
	Japanese Yen	Sell	5/15/19	2,029,669	2,030,854	1,185
	Norwegian Krone	Buy	6/19/19	233,788	236,168	(2,380)
	Russian Ruble	Buy	6/19/19	243,148	236,896	6,252
	Swedish Krona	Sell	6/19/19	23,972	24,766	794
Barclays Bank PLC
	Australian Dollar	Buy	7/17/19	273,103	276,005	(2,902)
	Canadian Dollar	Sell	7/17/19	1,643,070	1,656,614	13,544
	Euro	Buy	6/19/19	841,934	851,260	(9,326)
	Hong Kong Dollar	Buy	5/15/19	38,262	38,278	(16)
	Hong Kong Dollar	Sell	5/15/19	38,262	38,376	114
	Japanese Yen	Buy	5/15/19	550,067	556,271	(6,204)
	Japanese Yen	Sell	5/15/19	550,067	548,479	(1,588)
	Norwegian Krone	Buy	6/19/19	964,996	974,517	(9,521)
	Swedish Krona	Buy	6/19/19	548,881	558,567	(9,686)
Citibank, N.A.
	Australian Dollar	Buy	7/17/19	1,345,672	1,360,688	(15,016)
	British Pound	Sell	6/19/19	289,965	291,909	1,944
	Canadian Dollar	Sell	7/17/19	815,104	818,810	3,706
	Danish Krone	Sell	6/19/19	98,206	100,261	2,055
	Euro	Sell	6/19/19	1,494,106	1,528,306	34,200
	Japanese Yen	Buy	5/15/19	2,533,537	2,535,359	(1,822)
	Japanese Yen	Sell	5/15/19	2,533,537	2,576,544	43,007

Global Income Trust 41

FORWARD CURRENCY CONTRACTS at 4/30/19 (aggregate face value $119,644,462) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Citibank, N.A. cont.
	Japanese Yen	Sell	8/21/19	$1,867,357	$1,861,617	$(5,740)
	New Zealand Dollar	Buy	7/17/19	237,175	239,920	(2,745)
	Norwegian Krone	Buy	6/19/19	10,707	10,747	(40)
	Thai Baht	Buy	5/15/19	823,457	836,070	(12,613)
	Thai Baht	Sell	5/15/19	823,457	823,679	222
	Thai Baht	Buy	8/21/19	442,554	439,097	3,457
Credit Suisse International
	Australian Dollar	Buy	7/17/19	1,097,146	1,109,370	(12,224)
	Euro	Sell	6/19/19	484,146	485,443	1,297
Goldman Sachs International
	Australian Dollar	Buy	7/17/19	547,690	559,942	(12,252)
	British Pound	Sell	6/19/19	177,404	177,723	319
	Euro	Buy	6/19/19	697,557	714,816	(17,259)
	Japanese Yen	Buy	5/15/19	5,022,684	5,003,808	18,876
	Japanese Yen	Sell	5/15/19	5,022,684	5,166,307	143,623
	Japanese Yen	Sell	8/21/19	4,508,985	4,491,744	(17,241)
	New Zealand Dollar	Buy	7/17/19	557,355	566,734	(9,379)
	Norwegian Krone	Buy	6/19/19	3,381,540	3,411,516	(29,976)
	South African Rand	Sell	7/17/19	741,812	744,623	2,811
	Swedish Krona	Buy	6/19/19	524,127	539,075	(14,948)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/19	1,276,956	1,291,138	(14,182)
	British Pound	Buy	6/19/19	885,193	902,826	(17,633)
	Chinese Yuan (Offshore)	Buy	5/15/19	1,226,575	1,226,098	477
	Chinese Yuan (Offshore)	Sell	5/15/19	1,226,575	1,225,729	(846)
	Chinese Yuan (Offshore)	Buy	8/21/19	550,222	548,891	1,331
	Euro	Buy	6/19/19	16,442	3,191	13,251
	Japanese Yen	Buy	5/15/19	550,067	556,274	(6,207)
	Japanese Yen	Sell	5/15/19	550,067	548,477	(1,590)
	Mexican Peso	Sell	7/17/19	337,343	333,544	(3,799)
	Norwegian Krone	Sell	6/19/19	208,867	209,578	711
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	7/17/19	258,838	255,329	(3,509)
	British Pound	Buy	6/19/19	1,491,400	1,518,220	(26,820)
	Canadian Dollar	Sell	7/17/19	560,380	562,042	1,662
	Euro	Buy	6/19/19	8,173,604	8,291,569	(117,965)
	Japanese Yen	Buy	5/15/19	4,920,378	4,913,053	7,325
	Japanese Yen	Sell	5/15/19	4,920,378	5,049,136	128,758
	Japanese Yen	Sell	8/21/19	3,847,432	3,833,872	(13,560)
	New Zealand Dollar	Buy	7/17/19	549,396	536,285	13,111
	Norwegian Krone	Buy	6/19/19	1,458,235	1,473,345	(15,110)
	Singapore Dollar	Buy	5/15/19	610,143	613,748	(3,605)
	Singapore Dollar	Sell	5/15/19	610,143	610,731	588
	Singapore Dollar	Buy	8/21/19	257,468	256,878	590

42 Global Income Trust

FORWARD CURRENCY CONTRACTS at 4/30/19 (aggregate face value $119,644,462) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
	JPMorgan Chase Bank N.A. cont.
	South Korean Won	Buy	5/15/19	$3,505,047	$3,635,771	$(130,724)
	South Korean Won	Sell	5/15/19	3,505,047	3,554,945	49,898
	South Korean Won	Buy	8/21/19	2,044,629	2,056,269	(11,640)
	Swedish Krona	Sell	6/19/19	970,039	1,000,223	30,184
	Swiss Franc	Sell	6/19/19	415,859	427,400	11,541
	NatWest Markets PLC
	Australian Dollar	Buy	7/17/19	2,515,984	2,543,946	(27,962)
	Canadian Dollar	Sell	7/17/19	554,097	555,178	1,081
	Euro	Buy	5/2/19	2,244	2,230	14
	Euro	Sell	5/2/19	2,244	2,230	(14)
	Euro	Sell	6/19/19	1,044,759	1,059,504	14,745
	Japanese Yen	Buy	5/15/19	736,699	735,289	1,410
	Japanese Yen	Sell	5/15/19	736,699	736,169	(530)
	Norwegian Krone	Sell	6/19/19	543,767	547,387	3,620
	State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/19	80,865	81,778	(913)
	British Pound	Sell	6/19/19	1,031,482	1,031,766	284
	Canadian Dollar	Buy	7/17/19	723,789	727,838	(4,049)
	Euro	Sell	6/19/19	3,172,118	3,225,532	53,414
	Hungarian Forint	Buy	6/19/19	226,936	237,157	(10,221)
	Israeli Shekel	Buy	7/17/19	152,108	151,351	757
	Japanese Yen	Buy	5/15/19	1,668,815	1,663,869	4,946
	Japanese Yen	Sell	5/15/19	1,668,815	1,707,217	38,402
	Japanese Yen	Sell	8/21/19	235,432	234,572	(860)
	New Zealand Dollar	Sell	7/17/19	245,670	251,367	5,697
	Norwegian Krone	Buy	6/19/19	1,650,973	1,667,135	(16,162)
	Polish Zloty	Sell	6/19/19	183,863	186,171	2,308
	Swedish Krona	Sell	6/19/19	432,045	441,746	9,701
UBS AG
	Australian Dollar	Buy	7/17/19	1,645,400	1,662,802	(17,402)
	British Pound	Sell	6/19/19	19,871	20,196	325
	Canadian Dollar	Sell	7/17/19	552,826	555,241	2,415
	Euro	Buy	6/19/19	903,198	905,066	(1,868)
	Japanese Yen	Buy	5/15/19	1,098,279	1,096,945	1,334
	Japanese Yen	Sell	5/15/19	1,098,279	1,111,681	13,402
	Norwegian Krone	Buy	6/19/19	28,300	28,569	(269)
	WestPac Banking Corp.
	Australian Dollar	Buy	7/17/19	2,683	9,729	(7,046)
	Canadian Dollar	Sell	7/17/19	138,580	139,144	564
	Unrealized appreciation					751,611
	Unrealized (depreciation)					(671,871)
Total						$79,740

* The exchange currency for all contracts listed is the United States Dollar.

Global Income Trust 43

FUTURES CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
Canadian Government Bond
10 yr (Long)	5	$515,712	$515,712	Jun-19	$2,799
Euro-Bobl 5 yr (Long)	7	1,043,660	1,043,661	Jun-19	2,120
Euro-Bund 10 yr (Long)	17	3,151,999	3,152,000	Jun-19	13,156
Euro-Buxl 30 yr (Long)	5	1,058,454	1,058,454	Jun-19	11,552
Euro-Schatz 2 yr (Short)	47	5,899,885	5,899,888	Jun-19	(2,372)
Japanese Government Bond
10 yr (Long)	2	2,742,134	2,742,134	Jun-19	(1,975)
Japanese Government Bond
10 yr (Short)	10	13,710,669	13,710,669	Jun-19	9,875
U.K. Gilt 10 yr (Long)	5	830,126	830,127	Jun-19	2,804
U.S. Treasury Bond 30 yr (Long)	17	2,506,969	2,506,969	Jun-19	9,563
U.S. Treasury Bond Ultra 30 yr (Long)	25	4,107,031	4,107,031	Jun-19	19,531
U.S. Treasury Note 2 yr (Long)	74	15,762,578	15,762,578	Jun-19	33,531
U.S. Treasury Note 5 yr (Long)	36	4,163,063	4,163,063	Jun-19	16,594
U.S. Treasury Note 10 yr (Long)	47	5,812,578	5,812,578	Jun-19	27,172
U.S. Treasury Note Ultra 10 yr (Long)	25	3,294,531	3,294,531	Jun-19	14,844
Unrealized appreciation					163,541
Unrealized (depreciation)					(4,347)
Total					$159,194

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/19 (premiums $2,021,621) (Unaudited)
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Citibank, N.A.
(2.316)/3 month USD-LIBOR-BBA/May-24	May-19/2.316		$2,081,100	$5,785
2.316/3 month USD-LIBOR-BBA/May-24	May-19/2.316		2,081,100	5,848
Goldman Sachs International
(2.2975)/3 month USD-LIBOR-BBA/May-24	May-19/2.2975		2,081,100	1,082
2.2975/3 month USD-LIBOR-BBA/May-24	May-19/2.2975		2,081,100	3,247
2.558/3 month USD-LIBOR-BBA/Jul-20	Jul-19/2.558		11,147,100	3,567
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	242,000	17,716
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	242,000	19,347
(0.115)/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.115	EUR	15,443,200	98,037
JPMorgan Chase Bank N.A.
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415		$24,615,500	246
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		6,153,900	12,123
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	532,300	25,015
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	532,300	36,849
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		$6,153,900	138,524
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		6,153,900	155,878
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		6,153,900	383,143
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	4,250,000	577,593

44 Global Income Trust

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/19 (premiums $2,021,621) (Unaudited) cont.
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Morgan Stanley & Co. International PLC
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975	$24,615,500	$246
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	510,400	4,905
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	510,400	5,191
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	191,400	7,939
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	191,400	8,188
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	191,400	9,788
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	191,400	10,089
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	510,400	14,210
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	510,400	14,301
(2.58)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.58	36,336,900	66,860
(2.80)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.80	36,336,900	132,993
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00	1,590,200	147,873
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00	1,590,200	148,048
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-25/3.00	1,590,200	152,278
Total			$2,206,909

WRITTEN OPTIONS OUTSTANDING at 4/30/19 (premiums $152,969) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-19/$99.63	$19,000,000	$19,000,000	$150,993
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/100.98	17,000,000	17,000,000	29,274
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/100.21	4,000,000	4,000,000	4,375
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/100.02	4,000,000	4,000,000	3,084
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/100.69	4,000,000	4,000,000	2,120
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/99.71	4,000,000	4,000,000	1,875
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/100.57	4,000,000	4,000,000	1,148
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/99.52	4,000,000	4,000,000	1,124
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/100.19	4,000,000	4,000,000	120

Global Income Trust 45

WRITTEN OPTIONS OUTSTANDING at 4/30/19 (premiums $152,969) (Unaudited) cont.
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/$100.07	$4,000,000	$4,000,000	$48
Federal National Mortgage
Association 30 yr 4.00% TBA
commitments (Put)	May-19/102.56	5,000,000	5,000,000	2,615
Total				$196,776

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A.
(2.647)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647		$3,099,300	$(121,183)	$(31,303)
2.647/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647		3,099,300	(121,183)	(36,541)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	54,505,300	(27,570)	25,698
(1.11125)/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	54,505,300	(27,570)	(19,929)
Citibank, N.A.
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		$377,000	(48,539)	(8,188)
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		377,000	(48,539)	(15,804)
(2.654)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654		3,099,300	(121,183)	(31,799)
2.654/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654		3,099,300	(121,183)	(36,107)
Goldman Sachs International
(2.725)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725		628,600	(50,382)	(3,426)
(3.005)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005		628,600	(43,562)	(4,356)
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	(9,617)
3.005/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005		628,600	(57,203)	(10,548)
2.725/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725		628,600	(50,382)	(10,988)
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	(11,280)

46 Global Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	$(97,077)	$34,175
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		$628,600	(36,333)	(3,941)
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		377,000	(40,452)	(7,842)
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		628,600	(65,374)	(9,523)
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		377,000	(58,284)	(18,217)
(1.921)/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	(34,542)
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		$1,859,600	(259,647)	(100,825)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		1,859,600	(259,647)	(132,645)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	26,052
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		377,000	(57,756)	(9,663)
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		377,000	(40,565)	(13,301)
(3.27)/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	(42,595)
Unrealized appreciation					85,925
Unrealized (depreciation)					(602,980)
Total					$(517,055)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/19 (proceeds receivable $41,391,484) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Federal National Mortgage Association, 4.50%, 6/1/49	$3,000,000	6/13/19	$3,119,297
Federal National Mortgage Association, 4.50%, 5/1/49	3,000,000	5/13/19	3,121,172
Federal National Mortgage Association, 4.00%, 5/1/49	5,000,000	5/13/19	5,130,860
Federal National Mortgage Association, 3.50%, 6/1/49	8,000,000	6/13/19	8,066,250
Federal National Mortgage Association, 3.50%, 5/1/49	8,000,000	5/13/19	8,071,873
Federal National Mortgage Association, 3.00%, 6/1/49	7,000,000	6/13/19	6,909,766
Federal National Mortgage Association, 3.00%, 5/1/49	7,000,000	5/13/19	6,917,422
Total			$41,336,640

Global Income Trust 47

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
			Upfront
			premium	Termina-			Unrealized
Swap counterparty/			received	tion	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
Goldman Sachs International
ILS	1,315,000	$22	$—	3/19/24	3 month ILS-	1.035% — Annually	$360
					TELBOR03 —
					Quarterly
ILS	11,862,000	2,209	—	3/20/24	3 month ILS-	1.02% — Annually	709
					TELBOR03 —
					Quarterly
KRW	6,086,000,000	2,084	—	12/9/21	3 month KRW-	1.67% — Quarterly	441
					CD-KSDA-
					BLOOMBERG —
					Quarterly
JPMorgan Chase Bank N.A.
THB	42,200,000	7,891	—	11/16/21	6 month THB-	2.07% —	10,590
					SIBOR-THFX6M —	Semiannually
					Semiannually
Upfront premium received			—		Unrealized appreciation		12,100
Upfront premium (paid)			—		Unrealized (depreciation)		—
Total			$—		Total		$12,100

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$1,873,000	$43,435 E	$(21)	2/27/28	3 month USD-	3.11% —	$43,414
				LIBOR-BBA —	Semiannually
				Quarterly
2,188,000	44,747 E	(25)	3/7/28	3 month USD-	3.05125% —	44,722
				LIBOR-BBA —	Semiannually
				Quarterly
949,000	122,260	(32)	11/8/48	3 month USD-	3.312% —	131,414
				LIBOR-BBA —	Semiannually
				Quarterly
6,153,900	311,098	(87)	1/3/29	3.065% —	3 month USD-	(353,292)
				Semiannually	LIBOR-BBA —
					Quarterly
3,396,900	175,572	(48)	3/4/29	3 month USD-	3.073% —	177,740
				LIBOR-BBA —	Semiannually
				Quarterly
18,461,600	37,606	(9,275)	1/22/20	3 month USD-	2.86% —	162,899
				LIBOR-BBA —	Semiannually
				Quarterly
18,461,600	82,930 E	8,792	1/22/21	2.77% —	3 month USD-	(74,138)
				Semiannually	LIBOR-BBA —
					Quarterly
119,400	593 E	(1)	2/2/24	3 month USD-	2.5725% —	592
				LIBOR-BBA —	Semiannually
				Quarterly

48 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$308,900	$1,281 E	$(2)	2/2/24	2.528% —	3 month USD-	$(1,283)
				Semiannually	LIBOR-BBA —
					Quarterly
886,200	14,888	(12)	2/13/29	2.6785% —	3 month USD-	(14,948)
				Semiannually	LIBOR-BBA —
					Quarterly
59,249,300	233,324 E	310,446	6/19/21	2.55% —	3 month USD-	77,123
				Semiannually	LIBOR-BBA —
					Quarterly
33,502,200	288,420 E	426,315	6/19/24	2.50% —	3 month USD-	137,898
				Semiannually	LIBOR-BBA —
					Quarterly
4,854,000	67,393 E	116,929	6/19/29	2.65% —	3 month USD-	49,536
				Semiannually	LIBOR-BBA —
					Quarterly
936,500	19,668 E	47,363	6/19/49	2.80% —	3 month USD-	27,695
				Semiannually	LIBOR-BBA —
					Quarterly
646,700	5,249 E	(131)	12/2/23	3 month USD-	2.536% —	5,118
				LIBOR-BBA —	Semiannually
				Quarterly
223,600	1,100 E	(38)	2/2/24	3 month USD-	2.57% —	1,062
				LIBOR-BBA —	Semiannually
				Quarterly
819,551	20,830 E	(12)	3/5/30	3 month USD-	2.806% —	20,818
				LIBOR-BBA —	Semiannually
				Quarterly
651,900	7,381 E	(9)	3/16/30	2.647% —	3 month USD-	(7,390)
				Semiannually	LIBOR-BBA —
					Quarterly
3,936,000	19,534 E	35,296	6/19/29	2.55% —	3 month USD-	15,762
				Semiannually	LIBOR-BBA —
					Quarterly
12,711,000	49,573 E	(34,618)	6/19/24	2.40% —	3 month USD-	(84,191)
				Semiannually	LIBOR-BBA —
					Quarterly
11,530,000	50,628 E	(12,035)	3/21/29	3 month USD-	2.776% —	38,593
				LIBOR-BBA —	Semiannually
				Quarterly
558,800	9,252 E	(19)	3/28/52	2.67% —	3 month USD-	9,233
				Semiannually	LIBOR-BBA —
					Quarterly
2,164,400	12,270	(20)	4/10/24	3 month USD-	2.20% —	(12,775)
				LIBOR-BBA —	Semiannually
				Quarterly
1,803,700	18,695	(26)	4/16/29	3 month USD-	2.375% —	(18,891)
				LIBOR-BBA —	Semiannually
				Quarterly

Global Income Trust 49

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
	$402,800	$35 E	$(2)	2/2/24	3 month USD-	2.3075% —	$32
					LIBOR-BBA —	Semiannually
					Quarterly
	591,300	165 E	(3)	2/9/24	3 month USD-	2.32% —	162
					LIBOR-BBA —	Semiannually
					Quarterly
	700,100	1,107 E	(24)	11/29/53	2.793% —	3 month USD-	(1,131)
					Semiannually	LIBOR-BBA —
						Quarterly
	1,368,000	22	(13)	5/1/24	3 month USD-	2.3225% —	9
					LIBOR-BBA —	Semiannually
					Quarterly
	3,683,000	147	(49)	5/2/29	2.5345% —	3 month USD-	(196)
					Semiannually	LIBOR-BBA —
						Quarterly
AUD	26,731,000	212,184 E	19,409	6/19/24	1.90% —	6 month AUD-	(192,775)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	1,446,000	16,414 E	2,089	6/19/29	2.25% —	6 month AUD-	(14,324)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	2,537,000	19,344	(24)	3/20/29	6 month AUD-	2.1825% —	19,844
					BBR-BBSW —	Semiannually
					Semiannually
AUD	1,040,000	8,291 E	(8,030)	6/19/24	6 month AUD-	1.901% —	262
					BBR-BBSW —	Semiannually
					Semiannually
AUD	160,000	1,827 E	(2,688)	6/19/29	6 month AUD-	2.251% —	(861)
					BBR-BBSW —	Semiannually
					Semiannually
CAD	2,329,000	7,590	(7)	11/2/22	3 month CAD-	2.02% —	6,037
					BA-CDOR —	Semiannually
					Semiannually
CAD	2,329,000	9,485	(7)	11/14/22	3 month CAD-	2.0525% —	8,368
					BA-CDOR —	Semiannually
					Semiannually
CAD	1,416,000	7,602 E	5,459	6/19/29	2.25% —	3 month CAD-	(2,142)
					Semiannually	BA-CDOR —
						Semiannually
CAD	11,323,000	30,182 E	18,018	6/19/24	2.00% —	3 month CAD-	(12,164)
					Semiannually	BA-CDOR —
						Semiannually
CAD	2,503,000	8,695	(25)	3/19/29	2.208% —	3 month CAD-	(9,117)
					Semiannually	BA-CDOR —
						Semiannually
CAD	860,000	2,323 E	(6,940)	6/19/24	3 month CAD-	2.001% —	(4,617)
					BA-CDOR —	Semiannually
					Semiannually

50 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
CAD	1,060,000	$5,763 E	$(17,288)	6/19/29	3 month CAD-	2.251% —	$(11,524)
					BA-CDOR —	Semiannually
					Semiannually
CAD	1,030,000	13,639 E	(24,296)	6/19/49	3 month CAD-	2.401% —	(37,935)
					BA-CDOR —	Semiannually
					Semiannually
CHF	5,702,000	28,819 E	(22)	9/21/21	—	0.046% plus 6	(28,841)
						month CHF-
						LIBOR-BBA —
						Semiannually
CHF	2,961,000	32,218 E	(4,388)	6/19/29	6 month CHF-	0.20% —	27,830
					LIBOR-BBA —	Annually
					Semiannually
CHF	8,548,000	33,363 E	9,869	6/19/24	—	0.30% plus 6	(23,494)
						month CHF-
						LIBOR-BBA —
						Semiannually
CZK	44,703,000	15,157	(26)	3/19/29	1.948% —	6 month CZK-	15,444
					Annually	PRIBOR —
						Semiannually
CZK	208,554,000	31,509	(34)	3/27/21	6 month CZK-	2.03% —	(31,840)
					PRIBOR —	Annually
					Semiannually
EUR	2,376,000	5,325	(9)	2/18/20	—	0.124% plus	(6,556)
						1 Day Euribor
						rate — Annually
EUR	2,376,000	5,759	(9)	2/18/20	—	0.104% plus	(7,098)
						1 Day Euribor
						rate — Annually
EUR	5,724,000	65,972	(50)	5/4/22	0.21% —	6 month EUR-	(87,952)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	1,649,000	84,429 E	(14)	10/27/27	1.61375% —	6 month EUR-	(84,443)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	1,498,000	87,612 E	(21)	2/27/28	1.815% —	6 month EUR-	(87,632)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	5,118,000	26,119 E	(22)	9/21/21	6 month	0.354% —	26,096
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	60,400	2,264 E	(2)	11/29/58	1.484% —	6 month EUR-	(2,266)
					Annually	EURIBOR-
						REUTERS —
						Semiannually

Global Income Trust 51

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	82,300	$5,155 E	$(3)	2/19/50	6 month	1.354% —	$5,152
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	91,000	3,269 E	(3)	3/11/50	1.267% —	6 month EUR-	(3,272)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	91,800	1,781 E	(4)	3/12/50	1.2115% —	6 month EUR-	(1,785)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	10,000	37 E	24	6/19/24	0.12% —	6 month EUR-	(13)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	17,242,000	127,538 E	66,181	6/19/29	6 month	0.60% —	193,719
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	3,175,000	14,283	(29)	3/21/24	0.106% —	6 month EUR-	(15,677)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	6,632,000	46,230 E	(84)	3/21/29	1.104% —	6 month EUR-	(46,314)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	260,300	2,708 E	(10)	3/26/50	1.113% —	6 month EUR-	2,699
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	7,300,000	13,330 E	(17,019)	6/19/21	0.101% plus 6	—	(3,689)
					month EUR-
					EURIBOR-
					REUTERS —
					Semiannually
EUR	3,820,000	20,857 E	(30,611)	6/19/24	6 month	0.151% —	(9,754)
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	5,760,000	43,252 E	(85,641)	6/19/29	6 month	0.601% —	(42,389)
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	120,000	273 E	(3,186)	6/19/49	6 month	1.101% —	(3,459)
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually

52 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	420,000	$103 E	$(16)	11/29/58	6 month	1.343% —	$(119)
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
GBP	362,800	7,339	(7)	4/16/29	1.52% —	6 month GBP-	(7,456)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	785,000	1,601 E	6,196	6/19/29	6 month GBP-	1.35% —	4,596
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	1,618,000	644 E	7,520	6/19/24	6 month GBP-	1.20% —	6,876
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	1,370,000	459 E	(13,095)	6/19/24	6 month GBP-	1.201% —	(13,554)
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	1,100,000	2,107 E	21,256	6/19/29	1.351% —	6 month GBP-	23,363
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	362,800	940	(6)	5/1/29	6 month GBP-	1.336% —	(946)
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	176,000,000	6,802	(7)	12/19/22	6 month JPY-	0.09% —	7,344
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	88,000,000	14,351	(6)	12/19/27	0.29% —	6 month JPY-	(15,211)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	176,000,000	9,530	(13)	1/15/23	6 month JPY-	0.135% —	10,092
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	88,000,000	19,475	(10)	1/15/28	0.365% —	6 month JPY-	(20,304)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	176,000,000	10,527	(13)	2/16/23	6 month JPY-	0.148% —	10,966
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	88,000,000	19,561	(11)	2/16/28	0.366% —	6 month JPY-	(20,137)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	22,710,500	4,307 E	(7)	8/29/43	0.7495% —	6 month JPY-	(4,314)
					Semiannually	LIBOR-BBA —
						Semiannually
NOK	13,997,000	9,900 E	(8,527)	6/19/24	1.80% —	6 month NOK-	1,372
					Annually	NIBOR-NIBR —
						Semiannually
NOK	6,636,000	7,709 E	(4,535)	6/19/29	2.00% —	6 month NOK-	3,174
					Annually	NIBOR-NIBR —
						Semiannually

Global Income Trust 53

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
NZD	10,642,000	$57,566 E	$3,134	6/19/24	2.00% —	3 month NZD-	$(54,432)
					Semiannually	BBR-FRA —
						Quarterly
NZD	1,720,000	15,431 E	(21,631)	6/19/29	3 month NZD-	2.40% —	(6,201)
					BBR-FRA —	Semiannually
					Quarterly
NZD	3,216,000	14,699 E	(24)	3/28/29	2.524% —	3 month NZD-	14,674
					Semiannually	BBR-FRA —
						Quarterly
SEK	7,320,000	26,160	(6)	11/10/27	3 month SEK-	1.125% —	30,511
					STIBOR-SIDE —	Annually
					Quarterly
SEK	7,320,000	26,482	(6)	11/10/27	3 month SEK-	1.13% —	30,852
					STIBOR-SIDE —	Annually
					Quarterly
SEK	7,320,000	28,366	(6)	11/13/27	3 month SEK-	1.16% —	32,815
					STIBOR-SIDE —	Annually
					Quarterly
SEK	7,320,000	28,205	(6)	11/13/27	3 month SEK-	1.1575% —	32,645
					STIBOR-SIDE —	Annually
					Quarterly
SEK	27,992,000	11,748 E	6,005	6/19/24	0.45% —	3 month SEK-	(5,743)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	31,662,000	23,624 E	4,909	6/19/29	3 month SEK-	0.95% —	28,533
					STIBOR-SIDE —	Annually
					Quarterly
Total			$810,284				$(1,499)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$51,926	$51,803	$—	1/12/41	4.00% (1 month	Synthetic TRS	$362
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Barclays Bank PLC
196,262	196,116	—	1/12/40	4.50% (1 month	Synthetic MBX	40
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
141,692	141,587	—	1/12/40	4.50% (1 month	Synthetic MBX	29
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

54 Global Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$4,270,205	$4,268,962	$—	1/12/41	5.00% (1 month	Synthetic MBX	$3,656
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
220,443	220,282	—	1/12/40	5.00% (1 month	Synthetic MBX	94
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
30,935	30,965	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(78)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
787,609	787,609	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,327)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
27,937	28,029	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(325)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
51,815	51,693	—	1/12/41	4.00% (1 month	Synthetic TRS	361
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
17,954	17,982	—	1/12/42	4.00% (1 month	Synthetic TRS	189
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
60,010	60,141	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(788)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
61,341	61,297	—	1/12/41	5.00% (1 month	Synthetic TRS Index	614
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
25,923	25,905	—	1/12/41	5.00% (1 month	Synthetic TRS Index	260
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
39,425	39,471	—	1/12/38	6.50% (1 month	Synthetic TRS	500
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
413	414	—	1/12/38	6.50% (1 month	Synthetic TRS	5
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Global Income Trust 55

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A.
$81,083	$81,059	$—	1/12/41	5.00% (1 month	Synthetic MBX	$69
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
334,290	334,290	—	1/12/41	4.50% (1 month	Synthetic MBX Index	317
				USD-LIBOR) —	4.50% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
80,475	80,682	—	1/12/45	3.50% (1 month	Synthetic TRS	916
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
41,225	41,291	—	1/12/44	3.50% (1 month	Synthetic TRS	406
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
11,312	11,349	—	1/12/43	3.50% (1 month	Synthetic TRS	131
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
93,424	93,645	—	1/12/45	4.00% (1 month	Synthetic TRS	1,096
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
82,046	82,240	—	1/12/45	4.00% (1 month	Synthetic TRS	963
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
184,068	183,633	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(1,282)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
43,781	43,876	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(575)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Goldman Sachs International
17,270	17,270	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(29)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
20,718	20,718	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(35)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

56 Global Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$391,319	$391,319	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(659)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
103,199	103,365	—	1/12/44	3.50% (1 month	Synthetic TRS	1,015
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
49,194	49,355	—	1/12/43	3.50% (1 month	Synthetic TRS	571
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
125,872	126,064	—	1/12/42	4.00% (1 month	Synthetic TRS	1,323
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
81,426	81,619	—	1/12/45	4.00% (1 month	Synthetic TRS	955
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
66,281	66,382	—	1/12/42	4.00% (1 month	Synthetic TRS	697
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
44,573	44,641	—	1/12/42	4.00% (1 month	Synthetic TRS	469
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
44,573	44,641	—	1/12/42	4.00% (1 month	Synthetic TRS	469
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
72,198	72,355	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(947)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
14,512	14,594	—	1/12/39	6.00% (1 month	Synthetic TRS	249
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,807	2,811	—	1/12/38	6.50% (1 month	Synthetic TRS	36
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Global Income Trust 57

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Chase Bank N.A.
$80,327	$80,137	$—	1/12/41	4.00% (1 month	Synthetic TRS	$560
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
72,198	72,355	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(947)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Securities LLC
56,852	56,812	—	1/12/41	(5.00%) 1 month	Synthetic MBX Index	(569)
				USD-LIBOR —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
					Monthly
32,568	32,675	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(378)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
144,423	144,656	—	1/12/44	(3.50%) 1 month	Synthetic TRS	(1,421)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
299,252	299,709	—	1/12/42	(4.00%) 1 month	Synthetic TRS	(3,146)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		16,352
Upfront premium (paid)		—		Unrealized (depreciation)		(12,506)
Total		$—		Total		$3,846

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	3,610,000	$239,092	$—	7/15/37	1.71% — At	Eurostat Eurozone	$239,090
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	2,256,000	144,416	(50)	8/15/37	1.7138% — At	Eurostat Eurozone	144,362
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	1,805,000	123,563	(44)	9/15/37	1.735% — At	Eurostat Eurozone	123,519
					maturity	HICP excluding
						tobacco — At
						maturity

58 Global Income Trust

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	1,354,000	$85,331	$(33)	8/15/37	1.71% — At	Eurostat Eurozone	$85,299
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	1,354,000	29,507	(18)	8/15/27	(1.42%) — At	Eurostat Eurozone	(29,525)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	1,805,000	44,251	(23)	9/15/27	(1.4475%) — At	Eurostat Eurozone	(44,274)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	2,256,000	51,290	(29)	8/15/27	(1.4275%) — At	Eurostat Eurozone	(51,319)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,435,000	78,869	(40)	9/15/23	(1.4375%) — At	Eurostat Eurozone	(78,909)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,610,000	79,303	—	7/15/27	(1.40%) — At	Eurostat Eurozone	(79,303)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,435,000	79,639	(40)	9/15/23	(1.44125%) — At	Eurostat Eurozone	(79,679)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,435,000	79,897	(41)	9/15/23	(1.4425%) — At	Eurostat Eurozone	(79,938)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,435,000	80,151	(41)	9/15/23	(1.44375%) — At	Eurostat Eurozone	(80,192)
					maturity	HICP excluding
						tobacco — At
						maturity
GBP	1,807,000	55,277	(39)	12/15/28	3.665% — At	GBP Non-revised UK	55,238
					maturity	Retail Price Index —
						At maturity
GBP	506,000	4,800	(12)	3/15/28	3.3875% — At	GBP Non-revised UK	(4,812)
					maturity	Retail Price Index —
						At maturity
GBP	1,409,000	9,984	(33)	3/15/28	3.4025% — At	GBP Non-revised UK	(10,017)
					maturity	Retail Price Index —
						At maturity
GBP	1,084,000	12,913	(26)	2/15/28	3.34% — At	GBP Non-revised UK	(12,938)
					maturity	Retail Price Index —
						At maturity

Global Income Trust 59

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
GBP	2,024,000	$34,538	$(48)	3/15/28	3.34% — At	GBP Non-revised UK	$(34,586)
					maturity	Retail Price Index —
						At maturity
	$1,625,000	16,167	(18)	12/6/27	2.19% — At	USA Non Revised	16,150
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	1,625,000	15,958	(18)	12/21/27	2.1939% — At	USA Non Revised	15,940
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	1,679,000	10,618	—	7/5/22	(1.89%) — At	USA Non Revised	10,618
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	1,459,000	6,665	—	7/3/22	(1.9225%) — At	USA Non Revised	6,665
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	1,459,000	1,339	—	7/3/27	2.085% — At	USA Non Revised	(1,339)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	1,625,000	5,632	(10)	12/6/22	(2.05%) — At	USA Non Revised	(5,642)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	1,625,000	6,455	(10)	12/21/22	(2.068%) — At	USA Non Revised	(6,464)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	1,679,000	7,668	—	7/5/27	2.05% — At	USA Non Revised	(7,668)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
Total			$(573)				$90,276

60 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/19 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BBB–/P	$2,666	$39,000	$4,247	5/11/63	300 bp —	$(1,562)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,303	88,000	9,583	5/11/63	300 bp —	(4,236)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,865	176,000	19,166	5/11/63	300 bp —	(8,213)
Index						Monthly
Citigroup Global Markets, Inc.
CMBX NA A.6	A/P	—	1,000	7	5/11/63	200 bp —	(7)
Index						Monthly
CMBX NA BB.6	BB/P	37,166	151,000	32,797	5/11/63	500 bp —	4,494
Index						Monthly
CMBX NA BB.7	BB/P	5,415	39,000	4,700	1/17/47	500 bp —	748
Index						Monthly
CMBX NA BB.7	BB/P	8,355	65,000	7,833	1/17/47	500 bp —	576
Index						Monthly
CMBX NA BB.7	BB/P	13,528	112,000	13,496	1/17/47	500 bp —	125
Index						Monthly
CMBX NA BBB–.6	BBB–/P	3,293	25,000	2,723	5/11/63	300 bp —	583
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,038	45,000	4,901	5/11/63	300 bp —	160
Index						Monthly
Credit Suisse International
CMBX NA A.6	A/P	2,373	105,000	704	5/11/63	200 bp —	1,704
Index						Monthly
CMBX NA A.6	A/P	3,224	166,000	1,112	5/11/63	200 bp —	2,167
Index						Monthly
CMBX NA A.6	A/P	12,962	260,000	1,742	5/11/63	200 bp —	11,307
Index						Monthly
CMBX NA A.6	A/P	85,869	1,692,000	11,336	5/11/63	200 bp —	75,097
Index						Monthly
CMBX NA BB.7	BB/P	8,159	61,000	7,351	1/17/47	500 bp —	860
Index						Monthly
CMBX NA BBB–.6	BBB–/P	98	1,000	109	5/11/63	300 bp —	(10)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	202	2,000	218	5/11/63	300 bp —	(15)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	424	4,000	436	5/11/63	300 bp —	(10)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	770	7,000	762	5/11/63	300 bp —	11
Index						Monthly
CMBX NA BBB–.6	BBB–/P	3,204	29,000	3,158	5/11/63	300 bp —	61
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,089	63,000	6,861	5/11/63	300 bp —	259
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,917	102,000	11,108	5/11/63	300 bp —	1,860
Index						Monthly

Global Income Trust 61

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BBB–.6	BBB–/P	$21,277	$155,000	$16,880	5/11/63	300 bp —	$4,475
Index						Monthly
CMBX NA BBB–.6	BBB–/P	18,711	177,000	19,275	5/11/63	300 bp —	(476)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	23,104	199,000	21,671	5/11/63	300 bp —	1,532
Index						Monthly
CMBX NA BBB–.6	BBB–/P	35,741	300,000	32,670	5/11/63	300 bp —	3,221
Index						Monthly
CMBX NA BBB–.6	BBB–/P	188,074	1,759,000	191,555	5/11/63	300 bp —	(2,602)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	1,028	13,000	471	1/17/47	300 bp —	567
Index						Monthly
Goldman Sachs International
CMBX NA A.6	A/P	1,597	69,000	462	5/11/63	200 bp —	1,158
Index						Monthly
CMBX NA A.6	A/P	5,845	89,000	596	5/11/63	200 bp —	5,278
Index						Monthly
CMBX NA A.6	A/P	3,656	120,000	804	5/11/63	200 bp —	2,892
Index						Monthly
CMBX NA A.6	A/P	6,429	127,000	851	5/11/63	200 bp —	5,620
Index						Monthly
CMBX NA A.6	A/P	7,735	152,000	1,018	5/11/63	200 bp —	6,767
Index						Monthly
CMBX NA A.6	A/P	10,274	184,000	1,233	5/11/63	200 bp —	9,103
Index						Monthly
CMBX NA A.6	A/P	9,238	187,000	1,253	5/11/63	200 bp —	8,048
Index						Monthly
CMBX NA A.6	A/P	9,804	199,000	1,333	5/11/63	200 bp —	8,537
Index						Monthly
CMBX NA A.6	A/P	12,002	233,000	1,561	5/11/63	200 bp —	10,519
Index						Monthly
CMBX NA A.6	A/P	8,165	264,000	1,769	5/11/63	200 bp —	6,484
Index						Monthly
CMBX NA A.6	A/P	9,631	307,000	2,057	5/11/63	200 bp —	7,677
Index						Monthly
CMBX NA A.6	A/P	18,006	346,000	2,318	5/11/63	200 bp —	15,803
Index						Monthly
CMBX NA A.6	A/P	17,515	346,000	2,318	5/11/63	200 bp —	15,312
Index						Monthly
CMBX NA BBB–.6	BBB–/P	332	3,000	327	5/11/63	300 bp —	7
Index						Monthly
CMBX NA BBB–.6	BBB–/P	947	9,000	980	5/11/63	300 bp —	(29)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,407	13,000	1,416	5/11/63	300 bp —	(2)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,906	14,000	1,525	5/11/63	300 bp —	388
Index						Monthly

62 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BBB–/P	$2,976	$27,000	$2,940	5/11/63	300 bp —	$50
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,826	35,000	3,812	5/11/63	300 bp —	(1,968)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,248	38,000	4,138	5/11/63	300 bp —	129
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,929	73,000	7,950	5/11/63	300 bp —	16
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,899	73,000	7,950	5/11/63	300 bp —	(15)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,093	77,000	8,385	5/11/63	300 bp —	(2,254)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	11,382	97,000	10,563	5/11/63	300 bp —	867
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,491	154,000	16,771	5/11/63	300 bp —	(6,202)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	21,307	175,000	19,058	5/11/63	300 bp —	2,337
Index						Monthly
CMBX NA BBB–.6	BBB–/P	48,302	515,000	56,084	5/11/63	300 bp —	(7,524)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	46,305	616,000	67,082	5/11/63	300 bp —	(20,469)
Index						Monthly
JPMorgan Securities LLC
CMBX NA BB.6	BB/P	10,168	48,000	10,426	5/11/63	500 bp —	(217)
Index						Monthly
CMBX NA BB.6	BB/P	11,006	52,000	11,294	5/11/63	500 bp —	(245)
Index						Monthly
CMBX NA A.6	A/P	36,670	1,594,000	10,680	5/11/63	200 bp —	26,521
Index						Monthly
CMBX NA BBB–.6	BBB–/P	193,415	1,462,000	159,212	5/11/63	300 bp —	34,934
Index						Monthly
CMBX NA BBB–.7	BBB–/P	209	8,000	290	1/17/47	300 bp —	(76)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	2,657	27,000	977	1/17/47	300 bp —	1,693
Index						Monthly
CMBX NA BBB–.7	BBB–/P	4,592	83,000	3,005	1/17/47	300 bp —	1,629
Index						Monthly
CMBX NA BBB–.7	BBB–/P	4,694	89,000	3,222	1/17/47	300 bp —	1,517
Index						Monthly
Merrill Lynch International
CMBX NA A.6	A/P	39	3,000	20	5/11/63	200 bp —	20
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,323	10,000	1,089	5/11/63	300 bp —	239
Index						Monthly

Global Income Trust 63

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Merrill Lynch International cont.
CMBX NA BBB–.6	BBB–/P	$3,809	$34,000	$3,703	5/11/63	300 bp —	$124
Index						Monthly
CMBX NA BBB–.6	BBB–/P	14,803	126,000	13,721	5/11/63	300 bp —	1,145
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA BB.6	BB/P	11,787	48,000	10,426	5/11/63	500 bp —	1,402
Index						Monthly
CMBX NA BB.6	BB/P	23,902	97,000	21,068	5/11/63	500 bp —	2,914
Index						Monthly
CMBX NA BBB–.6	BBB–/P	767	6,000	653	5/11/63	300 bp —	117
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,665	13,000	1,416	5/11/63	300 bp —	255
Index						Monthly
CMBX NA BBB–.6	BBB–/P	3,248	25,000	2,723	5/11/63	300 bp —	538
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,023	41,000	4,465	5/11/63	300 bp —	578
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,279	82,000	8,930	5/11/63	300 bp —	390
Index						Monthly
CMBX NA BBB–.6	BBB–/P	22,048	166,000	18,077	5/11/63	300 bp —	4,054
Index						Monthly
CMBX NA BBB–.6	BBB–/P	32,645	265,000	28,859	5/11/63	300 bp —	3,919
Index						Monthly
Upfront premium received		1,203,851	Unrealized appreciation				298,788
Upfront premium (paid)		—	Unrealized (depreciation)				(56,132)
Total		$1,203,851	Total				$242,656

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2019. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/19 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(8,224)	$75,000	$7,275	11/17/59	(500 bp) —	$(1,011)
					Monthly
CMBX NA BB.10 Index	(3,861)	37,000	3,589	11/17/59	(500 bp) —	(303)
					Monthly
CMBX NA BB.11 Index	(14,511)	112,000	12,197	11/18/54	(500 bp) —	(2,407)
					Monthly

64 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/19 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.8 Index	$(527)	$3,000	$454	10/17/57	(500 bp) —	$(75)
					Monthly
CMBX NA BB.9 Index	(15,747)	112,000	13,552	9/17/58	(500 bp) —	(2,289)
					Monthly
CMBX NA BB.9 Index	(12,632)	82,000	9,922	9/17/58	(500 bp) —	(2,778)
					Monthly
CMBX NA BB.9 Index	(12,689)	82,000	9,922	9/17/58	(500 bp) —	(2,835)
					Monthly
CMBX NA BB.9 Index	(12,472)	81,000	9,801	9/17/58	(500 bp) —	(2,738)
					Monthly
CMBX NA BB.9 Index	(10,082)	75,000	9,075	9/17/58	(500 bp) —	(1,069)
					Monthly
CMBX NA BB.9 Index	(9,749)	75,000	9,075	9/17/58	(500 bp) —	(737)
					Monthly
CMBX NA BB.9 Index	(6,262)	40,000	4,840	9/17/58	(500 bp) —	(1,455)
					Monthly
CMBX NA BBB–.6 Index	(8,738)	79,000	8,603	5/11/63	(300 bp) —	(148)
					Monthly
Credit Suisse International
CMBX NA BB.10 Index	(10,274)	77,000	7,469	11/17/59	(500 bp) —	(2,869)
					Monthly
CMBX NA BB.10 Index	(9,157)	77,000	7,469	11/17/59	(500 bp) —	(1,752)
					Monthly
CMBX NA BB.10 Index	(5,096)	41,000	3,977	11/17/59	(500 bp) —	(1,153)
					Monthly
CMBX NA BB.7 Index	(11,473)	650,000	141,180	5/11/63	(500 bp) —	129,161
					Monthly
CMBX NA BB.7 Index	(29,146)	158,000	19,039	1/17/47	(500 bp) —	(10,238)
					Monthly
CMBX NA BB.7 Index	(2,467)	15,000	1,808	1/17/47	(500 bp) —	(672)
					Monthly
CMBX NA BB.8 Index	(1,051)	6,000	908	10/17/57	(500 bp) —	(148)
					Monthly
CMBX NA BB.9 Index	(19,953)	125,000	15,125	9/17/58	(500 bp) —	(4,932)
					Monthly
CMBX NA BB.9 Index	(6,293)	41,000	4,961	9/17/58	(500 bp) —	(1,366)
					Monthly
CMBX NA BB.9 Index	(5,910)	39,000	4,719	9/17/58	(500 bp) —	(1,223)
					Monthly
CMBX NA BB.9 Index	(5,544)	36,000	4,356	9/17/58	(500 bp) —	(1,218)
					Monthly
CMBX NA BB.9 Index	(3,285)	21,000	2,541	9/17/58	(500 bp) —	(761)
					Monthly
CMBX NA BB.9 Index	(1,289)	9,000	1,089	9/17/58	(500 bp) —	(207)
					Monthly
CMBX NA BB.9 Index	(541)	4,000	484	9/17/58	(500 bp) —	(60)
					Monthly

Global Income Trust 65

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/19 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International
CMBX NA BB.6 Index	$(22,608)	$221,000	$48,001	5/11/63	(500 bp) —	$25,209
					Monthly
CMBX NA BB.7 Index	(6,053)	40,000	4,820	1/17/47	(500 bp) —	(1,266)
					Monthly
CMBX NA BB.7 Index	(45,077)	222,000	26,751	1/17/47	(500 bp) —	(18,511)
					Monthly
CMBX NA BB.7 Index	(16,057)	98,000	11,809	1/17/47	(500 bp) —	(4,329)
					Monthly
CMBX NA BB.9 Index	(478)	3,000	363	9/17/58	(500 bp) —	(117)
					Monthly
CMBX NA BB.9 Index	(319)	2,000	242	9/17/58	(500 bp) —	(78)
					Monthly
CMBX NA BB.9 Index	(320)	2,000	242	9/17/58	(500 bp) —	(80)
					Monthly
CMBX NA BB.9 Index	(319)	2,000	242	9/17/58	(500 bp) —	(79)
					Monthly
CMBX NA BB.9 Index	(158)	1,000	121	9/17/58	(500 bp) —	(38)
					Monthly
JPMorgan Securities LLC
CMBX NA BB.6 Index	(9,842)	70,000	15,204	5/11/63	(500 bp) —	5,304
					Monthly
CMBX NA BB.6 Index	(4,786)	36,000	7,819	5/11/63	(500 bp) —	3,003
					Monthly
CMBX NA BB.6 Index	(575)	4,000	869	5/11/63	(500 bp) —	290
					Monthly
CMBX NA BB.7 Index	(48,469)	383,000	46,152	1/17/47	(500 bp) —	(2,636)
					Monthly
CMBX NA BB.9 Index	(1,698)	12,000	1,452	9/17/58	(500 bp) —	(256)
					Monthly
CMBX NA BB.9 Index	(947)	6,000	726	9/17/58	(500 bp) —	(226)
					Monthly
CMBX NA BB.9 Index	(565)	4,000	484	9/17/58	(500 bp) —	(84)
					Monthly
CMBX NA BB.9 Index	(468)	3,000	363	9/17/58	(500 bp) —	(108)
					Monthly
CMBX NA BB.9 Index	(283)	2,000	242	9/17/58	(500 bp) —	(43)
					Monthly
CMBX NA BB.9 Index	(153)	1,000	121	9/17/58	(500 bp) —	(33)
					Monthly
CMBX NA BBB–.7 Index	(5,654)	149,000	5,394	1/17/47	(300 bp) —	(334)
					Monthly
CMBX NA BBB–.7 Index	(254)	7,000	253	1/17/47	(300 bp) —	(1)
					Monthly

66 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/19 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Merrill Lynch International
CMBX NA BB.10 Index	$(4,398)	$37,000	$3,589	11/17/59	(500 bp) —	$(840)
					Monthly
CMBX NA BB.10 Index	(3,899)	37,000	3,589	11/17/59	(500 bp) —	(341)
					Monthly
CMBX NA BB.7 Index	(19,256)	111,000	13,376	1/17/47	(500 bp) —	(5,973)
					Monthly
CMBX NA BB.9 Index	(12,982)	83,000	10,043	9/17/58	(500 bp) —	(3,008)
					Monthly
CMBX NA BB.9 Index	(4,844)	37,000	4,477	9/17/58	(500 bp) —	(397)
					Monthly
CMBX NA BB.9 Index	(1,473)	10,000	1,210	9/17/58	(500 bp) —	(272)
					Monthly
CMBX NA BB.9 Index	(1,569)	10,000	1,210	9/17/58	(500 bp) —	(368)
					Monthly
CMBX NA BB.9 Index	(1,171)	8,000	968	9/17/58	(500 bp) —	(210)
					Monthly
CMBX NA BB.9 Index	(1,224)	8,000	968	9/17/58	(500 bp) —	(263)
					Monthly
CMBX NA BBB–.7 Index	(1,311)	16,000	579	1/17/47	(300 bp) —	(740)
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(3,880)	37,000	3,589	11/17/59	(500 bp) —	(322)
					Monthly
CMBX NA BB.7 Index	(23,008)	114,000	13,737	1/17/47	(500 bp) —	(9,366)
					Monthly
CMBX NA BB.7 Index	(19,507)	97,000	11,689	1/17/47	(500 bp) —	(7,900)
					Monthly
CMBX NA BB.7 Index	(18,319)	95,000	11,448	1/17/47	(500 bp) —	(6,950)
					Monthly
CMBX NA BB.9 Index	(1,504)	10,000	1,210	9/17/58	(500 bp) —	(302)
					Monthly
CMBX NA BB.9 Index	(864)	6,000	726	9/17/58	(500 bp) —	(143)
					Monthly
Upfront premium received	—	Unrealized appreciation				162,967
Upfront premium (paid)	(511,265)	Unrealized (depreciation)				(110,058)
Total	$(511,265)	Total				$52,909

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Global Income Trust 67

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED
at 4/30/19 (Unaudited)

	Upfront
	premium			Termi-	Payments	Unrealized
Referenced	received	Notional		nation	(paid)	appreciation/
debt*	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 32	$26,975	$452,000	$34,503	6/20/24	(500 bp) —	$(9,663)
Index					Quarterly
Total	$26,975					$(9,663)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$ —	$4,849,450	$ —
Corporate bonds and notes	—	67,734,099	—
Foreign government and agency bonds and notes	—	81,289,775	—
Mortgage-backed securities	—	52,669,923	—
Purchased options outstanding	—	74,344	—
Purchased swap options outstanding	—	3,026,759	—
U.S. government and agency mortgage obligations	—	38,508,616	—
U.S. treasury obligations	—	346,269	—
Short-term investments	5,602,732	3,170,635	—
Totals by level	$5,602,732	$251,669,870	$ —

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$ —	$79,740	$ —
Futures contracts	159,194	—	—
Written options outstanding	—	(196,776)	—
Written swap options outstanding	—	(2,206,909)	—
Forward premium swap option contracts	—	(517,055)	—
TBA sale commitments	—	(41,336,640)	—
Interest rate swap contracts	—	(799,683)	—
Total return swap contracts	—	94,695	—
Credit default contracts	—	(433,659)	—
Totals by level	$159,194	$(45,316,287)	$ —

The accompanying notes are an integral part of these financial statements.

68 Global Income Trust

Statement of assets and liabilities 4/30/19 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $252,070,940)	$251,669,870
Affiliated issuers (identified cost $5,602,732) (Note 5)	5,602,732
Cash	1,716
Foreign currency (cost $79,546) (Note 1)	79,167
Interest and other receivables	1,936,789
Receivable for shares of the fund sold	177,126
Receivable for investments sold	228,013
Receivable for sales of TBA securities (Note 1)	27,328,779
Receivable for variation margin on futures contracts (Note 1)	57,701
Receivable for variation margin on centrally cleared swap contracts (Note 1)	120,615
Unrealized appreciation on forward premium swap option contracts (Note 1)	85,925
Unrealized appreciation on forward currency contracts (Note 1)	751,611
Unrealized appreciation on OTC swap contracts (Note 1)	490,207
Premium paid on OTC swap contracts (Note 1)	511,265
Prepaid assets	63,495
Total assets	289,105,011

LIABILITIES
Payable for investments purchased	258,518
Payable for purchases of TBA securities (Note 1)	22,525,662
Payable for shares of the fund repurchased	413,980
Payable for compensation of Manager (Note 2)	82,764
Payable for custodian fees (Note 2)	84,578
Payable for investor servicing fees (Note 2)	75,969
Payable for Trustee compensation and expenses (Note 2)	155,218
Payable for administrative services (Note 2)	841
Payable for distribution fees (Note 2)	37,536
Payable for variation margin on futures contracts (Note 1)	8,320
Payable for variation margin on centrally cleared swap contracts (Note 1)	301,529
Unrealized depreciation on OTC swap contracts (Note 1)	178,696
Premium received on OTC swap contracts (Note 1)	1,203,851
Unrealized depreciation on forward currency contracts (Note 1)	671,871
Unrealized depreciation on forward premium swap option contracts (Note 1)	602,980
Written options outstanding, at value (premiums $2,174,590) (Note 1)	2,403,685
TBA sale commitments, at value (proceeds receivable $41,391,484) (Note 1)	41,336,640
Collateral on certain derivative contracts, at value (Notes 1 and 8)	346,269
Other accrued expenses	122,341
Total liabilities	70,811,248

Net assets	$218,293,763

(Continued on next page)

Global Income Trust 69

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$233,161,896
Total distributable earnings (Note 1)	(14,868,133)
Total — Representing net assets applicable to capital shares outstanding	$218,293,763

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($113,524,687 divided by 9,560,695 shares)	$11.87
Offering price per class A share (100/96.00 of $11.87)*	$12.36
Net asset value and offering price per class B share ($1,970,704 divided by 166,811 shares)**	$11.81
Net asset value and offering price per class C share ($10,764,933 divided by 910,858 shares)**	$11.82
Net asset value and redemption price per class M share ($6,654,563 divided by 566,962 shares)	$11.74
Offering price per class M share (100/96.75 of $11.74)†	$12.13
Net asset value, offering price and redemption price per class R share
($1,922,284 divided by 161,958 shares)	$11.87
Net asset value, offering price and redemption price per class R5 share
($21,725 divided by 1,831 shares)	$11.87
Net asset value, offering price and redemption price per class R6 share
($24,149,916 divided by 2,034,041 shares)	$11.87
Net asset value, offering price and redemption price per class Y share
($59,284,951 divided by 4,994,421 shares)	$11.87

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

70 Global Income Trust

Statement of operations Six months ended 4/30/19 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $64,070 from investments in affiliated issuers) (Note 5)	$3,880,653
Total investment income	3,880,653

EXPENSES
Compensation of Manager (Note 2)	596,594
Investor servicing fees (Note 2)	231,545
Custodian fees (Note 2)	46,304
Trustee compensation and expenses (Note 2)	5,002
Distribution fees (Note 2)	230,518
Administrative services (Note 2)	4,181
Auditing and tax fees	76,847
Other	110,879
Fees waived and reimbursed by Manager (Note 2)	(22,138)
Total expenses	1,279,732
Expense reduction (Note 2)	(793)
Net expenses	1,278,939

Net investment income	2,601,714

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(1,669,371)
Foreign currency transactions (Note 1)	(11,324)
Forward currency contracts (Note 1)	(535,730)
Futures contracts (Note 1)	597,200
Swap contracts (Note 1)	(2,359,812)
Written options (Note 1)	990,008
Total net realized loss	(2,989,029)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	8,646,342
Assets and liabilities in foreign currencies	10,693
Forward currency contracts	244,239
Futures contracts	531,931
Swap contracts	404,134
Written options	62,422
Total change in net unrealized appreciation	9,899,761

Net gain on investments	6,910,732

Net increase in net assets resulting from operations	$9,512,446

The accompanying notes are an integral part of these financial statements.

Global Income Trust 71

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 4/30/19*	Year ended 10/31/18
Operations
Net investment income	$2,601,714	$5,506,046
Net realized loss on investments
and foreign currency transactions	(2,989,029)	(1,474,958)
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	9,899,761	(8,981,807)
Net increase (decrease) in net assets resulting
from operations	9,512,446	(4,950,719)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,227,314)	(2,014,403)
Class B	(14,912)	(35,307)
Class C	(80,121)	(183,123)
Class M	(65,307)	(111,291)
Class R	(18,996)	(39,940)
Class R5	(359)	(536)
Class R6	(312,328)	(153,189)
Class Y	(734,987)	(1,432,797)
From return of capital
Class A	—	(1,110,071)
Class B	—	(19,456)
Class C	—	(100,913)
Class M	—	(61,329)
Class R	—	(22,010)
Class R5	—	(296)
Class R6	—	(84,417)
Class Y	—	(789,567)
Decrease from capital share transactions (Note 4)	(14,918,106)	(3,431,680)
Total decrease in net assets	(7,859,984)	(14,541,044)

NET ASSETS
Beginning of period	226,153,747	240,694,791
End of period	$218,293,763	$226,153,747

* Unaudited.

The accompanying notes are an integral part of these financial statements.

72 Global Income Trust

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Global Income Trust 73

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	return of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%) [d]
Class A
April 30, 2019**	$11.50	.13	.37	.50	(.13)	—	(.13)	$11.87	4.34*	$113,525	.61*e	1.14*e	226*
October 31, 2018	12.05	.27	(.52)	(.25)	(.19)	(.11)	(.30)	11.50	(2.14)	116,014	1.22[e]	2.25[e]	451
October 31, 2017	11.93	.27	.23	.50	(.38)	—	(.38)	12.05	4.32	121,661	1.22[e]	2.28[e]	660
October 31, 2016	11.93	.30	.08	.38	(.38)	—	(.38)	11.93	3.27	148,868	1.16[f]	2.50[f]	551
October 31, 2015	12.60	.31	(.60)	(.29)	(.38)	—	(.38)	11.93	(2.31)	160,497	1.10	2.54	296
October 31, 2014	12.57	.36	.05	.41	(.38)	—	(.38)	12.60	3.30	171,481	1.09	2.84	295
Class B
April 30, 2019**	$11.45	.08	.36	.44	(.08)	—	(.08)	$11.81	3.87*	$1,971	.98*e	.73*e	226*
October 31, 2018	12.00	.18	(.53)	(.35)	(.13)	(.07)	(.20)	11.45	(2.90)	2,362	1.97[e]	1.48[e]	451
October 31, 2017	11.87	.18	.24	.42	(.29)	—	(.29)	12.00	3.63	3,633	1.97[e]	1.51[e]	660
October 31, 2016	11.87	.21	.08	.29	(.29)	—	(.29)	11.87	2.51	4,916	1.91[f]	1.74[f]	551
October 31, 2015	12.54	.22	(.60)	(.38)	(.29)	—	(.29)	11.87	(3.05)	6,060	1.85	1.78	296
October 31, 2014	12.51	.26	.06	.32	(.29)	—	(.29)	12.54	2.54	7,884	1.84	2.08	295
Class C
April 30, 2019**	$11.45	.09	.36	.45	(.08)	—	(.08)	$11.82	3.96*	$10,765	.98*e	.76*e	226*
October 31, 2018	12.00	.18	(.52)	(.34)	(.14)	(.07)	(.21)	11.45	(2.89)	12,444	1.97[e]	1.49[e]	451
October 31, 2017	11.87	.18	.24	.42	(.29)	—	(.29)	12.00	3.63	17,763	1.97[e]	1.53[e]	660
October 31, 2016	11.88	.21	.08	.29	(.30)	—	(.30)	11.87	2.43	21,570	1.91[f]	1.74[f]	551
October 31, 2015	12.55	.22	(.60)	(.38)	(.29)	—	(.29)	11.88	(3.04)	24,160	1.85	1.78	296
October 31, 2014	12.51	.26	.07	.33	(.29)	—	(.29)	12.55	2.61	30,175	1.84	2.08	295
Class M
April 30, 2019**	$11.37	.12	.36	.48	(.11)	—	(.11)	$11.74	4.26*	$6,655	.73*e	1.01*e	226*
October 31, 2018	11.92	.24	(.51)	(.27)	(.18)	(.10)	(.28)	11.37	(2.38)	6,932	1.47[e]	1.99[e]	451
October 31, 2017	11.80	.24	.24	.48	(.36)	—	(.36)	11.92	4.12	7,696	1.47[e]	2.03[e]	660
October 31, 2016	11.81	.26	.09	.35	(.36)	—	(.36)	11.80	2.98	8,564	1.41[f]	2.24[f]	551
October 31, 2015	12.48	.28	(.60)	(.32)	(.35)	—	(.35)	11.81	(2.58)	9,406	1.35	2.28	296
October 31, 2014	12.45	.33	.05	.38	(.35)	—	(.35)	12.48	3.07	10,911	1.34	2.58	295
Class R
April 30, 2019**	$11.50	.12	.36	.48	(.11)	—	(.11)	$11.87	4.21*	$1,922	.73*e	1.05*e	226*
October 31, 2018	12.05	.24	(.52)	(.28)	(.17)	(.10)	(.27)	11.50	(2.39)	2,014	1.47[e]	2.02[e]	451
October 31, 2017	11.90	.24	.24	.48	(.33)	—	(.33)	12.05	4.14	3,040	1.47[e]	2.02[e]	660
October 31, 2016	11.91	.27	.08	.35	(.36)	—	(.36)	11.90	2.98	13,875	1.41[f]	2.26[f]	551
October 31, 2015	12.58	.28	(.60)	(.32)	(.35)	—	(.35)	11.91	(2.56)	6,366	1.35	2.27	296
October 31, 2014	12.54	.33	.06	.39	(.35)	—	(.35)	12.58	3.12	6,072	1.34	2.58	295

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

74 Global Income Trust	Global Income Trust 75

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	return of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class R5
April 30, 2019**	$11.50	.16	.36	.52	(.15)	—	(.15)	$11.87	4.52*	$22	.43*e	1.36*e	226*
October 31, 2018	12.05	.31	(.52)	(.21)	(.22)	(.12)	(.34)	11.50	(1.77)	31	.86[e]	2.63[e]	451
October 31, 2017	11.93	.32	.23	.55	(.43)	—	(.43)	12.05	4.70	29	.87[e]	2.68[e]	660
October 31, 2016	11.94	.34	.07	.41	(.42)	—	(.42)	11.93	3.50	24	.86[f]	2.82[f]	551
October 31, 2015	12.60	.35	(.59)	(.24)	(.42)	—	(.42)	11.94	(1.94)	41.83		2.84	296
October 31, 2014	12.56	.39	.07	.46	(.42)	—	(.42)	12.60	3.67	24.82		3.02	295
Class R6
April 30, 2019**	$11.50	.16	.36	.52	(.15)	—	(.15)	$11.87	4.57*	$24,150	.39*e	1.36*e	226*
October 31, 2018	12.05	.32	(.51)	(.19)	(.23)	(.13)	(.36)	11.50	(1.72)	24,177	.80[e]	2.65[e]	451
October 31, 2017	11.92	.33	.23	.56	(.43)	—	(.43)	12.05	4.83	6,607	.80[e]	2.73[e]	660
October 31, 2016	11.93	.34	.08	.42	(.43)	—	(.43)	11.92	3.59	6,445	.79[f]	2.88[f]	551
October 31, 2015	12.60	.35	(.59)	(.24)	(.43)	—	(.43)	11.93	(1.97)	5,405.76		2.89	296
October 31, 2014	12.57	.40	.06	.46	(.43)	—	(.43)	12.60	3.64	4,736.75		3.15	295
Class Y
April 30, 2019**	$11.50	.15	.36	.51	(.14)	—	(.14)	$11.87	4.46*	$59,285	.48*e	1.27*e	226*
October 31, 2018	12.05	.30	(.52)	(.22)	(.21)	(.12)	(.33)	11.50	(1.90)	62,181	.97[e]	2.50[e]	451
October 31, 2017	11.92	.31	.24	.55	(.42)	—	(.42)	12.05	4.68	80,266	.97[e]	2.56[e]	660
October 31, 2016	11.93	.33	.07	.40	(.41)	—	(.41)	11.92	3.44	66,913	.91[f]	2.75[f]	551
October 31, 2015	12.60	.34	(.59)	(.25)	(.42)	—	(.42)	11.93	(2.06)	71,813.85		2.79	296
October 31, 2014	12.57	.38	.07	.45	(.42)	—	(.42)	12.60	3.58	117,947.84		2.97	295

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets
April 30, 2019	0.01%
October 31, 2018	0.02
October 31, 2017	<0.01

f Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

76 Global Income Trust	Global Income Trust 77

Notes to financial statements 4/30/19 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2018 through April 30, 2019.

Putnam Global Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The goal of the fund is to seek high current income. Preservation of capital and long-term total return are secondary objectives, but only to the extent consistent with the objective of seeking high current income. The fund invests mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of companies and governments worldwide; that are investment-grade in quality; and that have intermediate-to long-term maturities (three years or longer). Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in investment-grade securities. This policy may be changed only after 60 days’ notice to shareholders. The fund may also invest in bonds that are below investment-grade in quality (sometimes referred to as “junk bonds”). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class R, class R5, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee, and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

78 Global Income Trust

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Global Income Trust 79

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss.

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The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

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OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date

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as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $521,742 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $507,159 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or

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expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2018, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$8,093,168	$835,808	$8,928,976

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $215,170,736, resulting in gross unrealized appreciation and depreciation of $10,876,979 and $13,932,206, respectively, or net unrealized depreciation of $3,055,227.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,	0.500%	of the next $50 billion,
0.650%	of the next $5 billion,	0.480%	of the next $50 billion,
0.600%	of the next $10 billion,	0.470%	of the next $100 billion and
0.550%	of the next $10 billion,	0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.269% of the fund’s average net assets.

Putnam Management has contractually agreed, through February 28, 2020, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $22,138 as a result of this limit.

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Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$130,083	Class R5	18
Class B	2,432	Class R6	6,012
Class C	13,014	Class Y	70,031
Class M	7,702	Total	$231,545
Class R	2,253

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $793 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $157, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the

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following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$141,604
Class B	1.00%	1.00%	10,590
Class C	1.00%	1.00%	56,661
Class M	1.00%	0.50%	16,761
Class R	1.00%	0.50%	4,902
Total			$230,518

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $3,700 and $25 from the sale of class A and class M shares, respectively, and received $179 and $5 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $44 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$461,138,300	$462,087,201
U.S. government securities (Long-term)	—	—
Total	$461,138,300	$462,087,201

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	397,568	$4,649,016	1,974,944	$23,744,010
Shares issued in connection with
reinvestment of distributions	99,725	1,164,775	244,741	2,928,119
	497,293	5,813,791	2,219,685	26,672,129
Shares repurchased	(1,022,590)	(11,925,868)	(2,226,171)	(26,589,611)
Net increase (decrease)	(525,297)	$(6,112,077)	(6,486)	$82,518

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	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	827	$9,636	1,309	$15,719
Shares issued in connection with
reinvestment of distributions	1,261	14,652	4,348	51,896
	2,088	24,288	5,657	67,615
Shares repurchased	(41,651)	(483,077)	(102,119)	(1,214,850)
Net decrease	(39,563)	$(458,789)	(96,462)	$(1,147,235)

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	23,899	$278,876	125,073	$1,501,244
Shares issued in connection with
reinvestment of distributions	6,004	69,747	20,549	245,289
	29,903	348,623	145,622	1,746,533
Shares repurchased	(205,890)	(2,385,752)	(539,242)	(6,406,461)
Net decrease	(175,987)	$(2,037,129)	(393,620)	$(4,659,928)

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	2,728	$31,037	7,200	$85,955
Shares issued in connection with
reinvestment of distributions	990	11,415	2,949	34,917
	3,718	42,452	10,149	120,872
Shares repurchased	(46,312)	(532,917)	(45,971)	(543,840)
Net decrease	(42,594)	$(490,465)	(35,822)	$(422,968)

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	22,547	$263,361	71,241	$858,740
Shares issued in connection with
reinvestment of distributions	1,190	13,885	3,067	36,702
	23,737	277,246	74,308	895,442
Shares repurchased	(36,927)	(431,728)	(151,491)	(1,809,800)
Net decrease	(13,190)	$(154,482)	(77,183)	$(914,358)

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class R5	Shares	Amount	Shares	Amount
Shares sold	133	$1,556	1,107	$13,159
Shares issued in connection with
reinvestment of distributions	31	359	70	832
	164	1,915	1,177	13,991
Shares repurchased	(989)	(11,681)	(908)	(10,790)
Net increase (decrease)	(825)	$(9,766)	269	$3,201

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	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	256,604	$2,997,011	1,767,228	$20,602,957
Shares issued in connection with
reinvestment of distributions	26,725	312,164	19,999	237,606
	283,329	3,309,175	1,787,227	20,840,563
Shares repurchased	(351,135)	(4,094,223)	(233,451)	(2,759,661)
Net increase (decrease)	(67,806)	$(785,048)	1,553,776	$18,080,902

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,008,578	$11,712,176	2,731,359	$32,707,313
Shares issued in connection with
reinvestment of distributions	53,906	629,237	155,789	1,862,604
	1,062,484	12,341,413	2,887,148	34,569,917
Shares repurchased	(1,475,902)	(17,211,763)	(4,141,230)	(49,023,729)
Net decrease	(413,418)	$(4,870,350)	(1,254,082)	$(14,453,812)

At the close of the reporting period, Putnam Investments, LLC owned 1,004 class R5 shares of the fund (54.83% of class R5 shares outstanding), valued at $11,917.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/18	cost	proceeds	income	of 4/30/19
Short-term investments
Putnam Short Term
Investment Fund*	$9,186,921	$26,947,290	$30,531,479	$64,070	$5,602,732
Total Short-term
investments	$9,186,921	$26,947,290	$30,531,479	$64,070	$5,602,732

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

88 Global Income Trust

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$78,300,000
Purchased currency option contracts (contract amount)	$10,400,000
Purchased swap option contracts (contract amount)	$287,300,000
Written TBA commitment option contracts (contract amount)	$99,700,000
Written currency option contracts (contract amount)	$6,900,000
Written swap option contracts (contract amount)	$254,100,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$170,400,000
OTC interest rate swap contracts (notional)	$8,200,000
Centrally cleared interest rate swap contracts (notional)	$631,500,000
OTC total return swap contracts (notional)	$8,900,000
Centrally cleared total return swap contracts (notional)	$58,300,000
OTC credit default contracts (notional)	$19,100,000
Centrally cleared credit default contracts (notional)	$580,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
			Payables, Net assets —
Credit contracts	Receivables	$564,174	Unrealized depreciation	$997,833*
Foreign exchange
contracts	Investments, Receivables	759,596	Payables	671,871
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	5,293,471*	Unrealized depreciation	5,666,887*
Total		$6,617,241		$7,336,591

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Global Income Trust 89

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$109,003	$109,003
Foreign exchange contracts	14,940	—	(535,730)	—	$(520,790)
Interest rate contracts	1,266,444	597,200	—	(2,468,815)	$(605,171)
Total	$1,281,384	$597,200	$(535,730)	$(2,359,812)	$(1,016,958)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$187,613	$187,613
Foreign exchange contracts	(50,725)	—	244,239	—	$193,514
Interest rate contracts	439,993	531,931	—	216,521	$1,188,445
Total	$389,268	$531,931	$244,239	$404,134	$1,569,572

90 Global Income Trust

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Global Income Trust 91

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$1,510	$—	$10,590	$—	$—	$—	$—	$—	$—	$—	$12,100
Centrally cleared interest rate
swap contracts§	—	—	80,012	—	—	—	—	—	—	—	—	—	—	—	—	—	80,012
OTC Total return swap contracts*#	362	5,748	—	69	—	3,829	5,784	—	560	—	—	—	—	—	—	—	16,352
Centrally cleared total return
swap contracts§	—	—	40,603	—	—	—	—	—	—	—	—	—	—	—	—	—	40,603
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	97,649	214,041	92,100	—	—	78,570	39,715	42,099	—	—	—	—	564,174
Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	57,701	—	—	—	—	—	—	57,701
Forward currency contracts#	68,590	13,658	—	88,591	—	1,297	165,629	15,770	243,657	—	—	—	20,870	115,509	17,476	564	751,611
Forward premium swap option contracts#	—	25,698	—	—	—	—	—	—	34,175	—	—	26,052	—	—	—	—	85,925
Purchased swap options**#	290,097	—	—	9,989	—	—	146,810	—	1,738,143	—	—	841,720	—	—	—	—	3,026,759
Purchased options**#	7,985	—	—	—	—	—	—	—	66,359	—	—	—	—	—	—	—	74,344
Total Assets	$367,034	$45,104	$120,615	$98,649	$97,649	$219,167	$411,833	$15,770	$2,093,484	$136,271	$39,715	$909,871	$20,870	$115,509	$17,476	$564	$4,709,581
Liabilities:
OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Centrally cleared interest rate
swap contracts§	—	—	247,052	—	—	—	—	—	—	—	—	—	—	—	—	—	247,052
OTC Total return swap contracts*#	—	2,518	—	—	—	1,857	1,670	—	947	5,514	—	—	—	—	—	—	12,506
Centrally cleared total return
swap contracts§	—	—	54,192	—	—	—	—	—	—	—	—	—	—	—	—	—	54,192
OTC Credit default contracts —
protection sold*#	32,845	—	—	—	66,116	325,218	224,718	—	—	197,655	18,446	96,197	—	—	—	—	961,195
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts§	—	—	285	—	—	—	—	—	—	—	—	—	—	—	—	—	285
Futures contracts§	—	—	—	—	—	—	—	—	—	8,320	—	—	—	—	—	—	8,320
Forward currency contracts#	26,887	39,243	—	37,976	—	12,224	101,055	44,257	322,933	—	—	—	28,506	32,205	19,539	7,046	671,871
Forward premium swap option contracts#	67,844	19,929	—	91,898	—	—	50,215	—	307,535	—	—	65,559	—	—	—	—	602,980
Written swap options#	—	—	—	11,633	—	—	142,996	—	1,329,371	—	—	722,909	—	—	—	—	2,206,909
Written options#	—	—	—	—	—	—	—	—	196,776	—	—	—	—	—	—	—	196,776
Total Liabilities	$127,576	$61,690	$301,529	$141,507	$66,116	$339,299	$520,654	$44,257	$2,157,562	$211,489	$18,446	$884,665	$28,506	$32,205	$19,539	$7,046	$4,962,086

92 Global Income Trust	Global Income Trust 93

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Total Financial and Derivative
Net Assets	$239,458	$(16,586)	$(180,914)	$(42,858)	$31,533	$(120,132)	$(108,821)	$(28,487)	$(64,078)	$(75,218)	$21,269	$25,206	$(7,636)	$83,304	$(2,063)	$(6,482)	$(252,505)
Total collateral received (pledged)†##	$236,431	$—	$—	$—	$—	$(120,132)	$—	$—	$(64,078)	$(75,218)	$—	$(60,623)	$—	$83,304	$—	$—
Net amount	$3,027	$(16,586)	$(180,914)	$(42,858)	$31,533	$—	$(108,821)	$(28,487)	$—	$—	$21,269	$85,829	$(7,636)	$—	$(2,063)	$(6,482)
Controlled collateral received (including
TBA commitments)**	$236,431	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$109,838	$—	$—	$346,269
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA
commitments)**	$—	$—	$—	$—	$—	$(154,970)	$—	$—	$(141,779)	$(149,787)	$—	$(60,623)	$—	$—	$—	$—	$(507,159)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $402,418 and $2,052,092, respectively.

Note 9: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

94 Global Income Trust	Global Income Trust 95

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Value
Capital Spectrum Fund	Convertible Securities Fund
Emerging Markets Equity Fund	Equity Income Fund
Equity Spectrum Fund	International Value Fund
Europe Equity Fund	Small Cap Value Fund
Global Equity Fund
International Capital Opportunities Fund	Income
International Equity Fund	Diversified Income Trust
Multi-Cap Core Fund	Floating Rate Income Fund
Research Fund	Global Income Trust
Government Money Market Fund*
Global Sector	High Yield Fund
Global Communications Fund	Income Fund
Global Consumer Fund	Money Market Fund†
Global Financials Fund	Mortgage Securities Fund
Global Health Care Fund	Short Duration Bond Fund
Global Industrials Fund	Short Duration Income Fund
Global Natural Resources Fund
Global Sector Fund	Tax-free Income
Global Technology Fund	AMT-Free Municipal Fund
Global Utilities Fund	Intermediate-Term Municipal Income Fund
Short-Term Municipal Income Fund
Growth	Tax Exempt Income Fund
Growth Opportunities Fund	Tax-Free High Yield Fund
International Growth Fund
Small Cap Growth Fund	State tax-free income funds‡:
Sustainable Future Fund	California, Massachusetts, Minnesota,
Sustainable Leaders Fund	New Jersey, New York, Ohio, and Pennsylvania.

96 Global Income Trust

Absolute Return	Asset Allocation
Fixed Income Absolute Return Fund	Dynamic Risk Allocation Fund
Multi-Asset Absolute Return Fund	George Putnam Balanced Fund

Putnam PanAgora**	Dynamic Asset Allocation Balanced Fund
Putnam PanAgora Managed Futures Strategy	Dynamic Asset Allocation Conservative Fund
Putnam PanAgora Market Neutral Fund	Dynamic Asset Allocation Growth Fund
Putnam PanAgora Risk Parity Fund
Retirement Income Fund Lifestyle 1

RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
RetirementReady® 2020 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Global Income Trust 97

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

98 Global Income Trust

Putnam’s commitment to confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Within the Putnam organization, your information is shared with those who need it to service your account or provide you with information about other Putnam products or services. Under certain circumstances, we must also share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. It is also our policy to share account information with your financial advisor, if you've provided us with information about your advisor and that person is listed on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:00 a.m. to 8:00 p.m. Eastern Time.

Global Income Trust 99

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Janet C. Smith
	Katinka Domotorffy	Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Financial Officer,
Putnam Investments Limited	Paul L. Joskow	Principal Accounting Officer,
16 St James’s Street	Robert E. Patterson	and Assistant Treasurer
London, England SW1A 1ER	George Putnam, III
	Robert L. Reynolds	Susan G. Malloy
Marketing Services	Manoj P. Singh	Vice President and
Putnam Retail Management		Assistant Treasurer
100 Federal Street	Officers
Boston, MA 02110	Robert L. Reynolds	Mark C. Trenchard
	President	Vice President and
Custodian		BSA Compliance Officer
State Street Bank	Jonathan S. Horwitz
and Trust Company	Executive Vice President,	Nancy E. Florek
	Principal Executive Officer,	Vice President, Director of
Legal Counsel	and Compliance Liaison	Proxy Voting and Corporate
Ropes & Gray LLP		Governance, Assistant Clerk,
	Robert T. Burns	and Assistant Treasurer
Vice President and
	Chief Legal Officer	Denere P. Poulack
Assistant Vice President, Assistant
	James F. Clark	Clerk, and Assistant Treasurer
Vice President and
Chief Compliance Officer

100 Global Income Trust

This report is for the information of shareholders of Putnam Global Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam INVESTMENTS

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Boston, MA 02110

1-800-225-1581
putnam.com

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SA031 316789 6/19

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 26, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 26, 2019